1999 ANNUAL REPORTS




                           PACIFIC INNOVATIONS TRUST


                                   SEPARATE ACCOUNT B OF
                           PACIFIC LIFE INSURANCE COMPANY




                              [PACIFIC LIFE LOGO]

                         Pacific Life Insurance Company
             is the issuer of Pacific Innovations variable annuity

                                Not FDIC Insured

Dear Shareholder:

     We are pleased to share with you the annual report, dated December 31, 1999, for the Pacific Innovations Trust, which is the underlying Fund for Pacific Innovations Variable Annuity (both "Pacific Innovations"). Administered by Pacific Life Insurance Company, Pacific Innovations is a flexible premium deferred variable annuity contract for individuals as well as certain tax-qualified retirement plans.

     At December 31, 1999, in addition to a Fixed Investment Option, seven Variable Investment Options were available, each one investing in shares of a corresponding Fund of the Pacific Innovations Trust. Five of the Funds are advised by Bank of America Advisors, Inc.: Money Market Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund and Aggressive Growth Fund. Two funds, the Managed Bond Fund and the International Fund, are sub-advised by Scudder Kemper Investments, Inc. and Wellington Management Company, LLP, respectively.

     Pacific Innovations finished the period with solid total returns in an environment that continued to be favorable to growth stocks and unfavorable to fixed income securities that struggled in a rising interest rate environment. The broad U.S. stock market gained 21.04%, intermediate-term U.S. bonds delivered a total return of (0.82)% and overseas equity securities advanced 26.97% for the twelve months ended December 31, 1999.*

     The U.S. securities market continues to benefit from moderate inflation and steady economic growth. These conditions are favorable to business earnings and the performance of financial assets, especially equities. Year-over-year growth of corporate earnings have accelerated giving investors reason to be optimistic about further earnings.

     We will remember 1999 as a very difficult year for the bond market. Interest rates rose steadily during much of the past year based in part on the belief that strong domestic growth could not be sustained without creating inflationary pressure. Looking forward, the outlook for the Federal Reserve Board (the "Fed") remains uncertain. We expect the Fed to examine stock valuations, the strength of the domestic and global economies and tight domestic labor markets to determine whether it needs to continue to increase short-term interest rates.

     As you know the Pacific Innovations Trust was liquidated on February 11, 2000. I would like to take this opportunity to thank you for your support and investment in Pacific Innovations Trust. It has been a pleasure to service your investment needs.

Sincerely,

CORNELIUS J. PINGS SIGNATURE
Dr. Cornelius J. Pings
Chairman
---------------

* As measured by the Standard & Poor's 500 Composite Stock Price Index; the Lehman Brothers Aggregate Bond Index; and the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index for the year ended 12/31/99. These indices are representative of the large capitalization U.S. equity, U.S. bond and International markets, respectively. Each index cannot be invested in directly.

1999 ANNUAL REPORTS




                           PACIFIC INNOVATIONS TRUST


                                   SEPARATE ACCOUNT B OF
                           PACIFIC LIFE INSURANCE COMPANY




                              [PACIFIC LIFE LOGO]

                         Pacific Life Insurance Company
             is the issuer of Pacific Innovations variable annuity

                                Not FDIC Insured

Pacific Life Insurance Company                                 ----------------
Variable Annuity Department                                        BULK RATE
P.O. Box 7187                                                    U.S. POSTAGE
Pasadena, California 91109-7187                                      PAID
                                                                 PACIFIC LIFE
                                                                    92799
                                                               ----------------






1999 ANNUAL REPORTS

PACIFIC INNOVATIONS TRUST

SEPARATE ACCOUNT B OF
PACIFIC LIFE INSURANCE
COMPANY

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                    MATURITY    PAR
                                      DATE     (000)      VALUE
                                      ----     -----      -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 91.2%
FANNIEMAE -- 15.8%
    FannieMae Discount Note
      5.48%.......................  01/20/00   $  700   $  697,975
    FannieMae
      6.10%.......................  02/10/00      270      270,027
                                                        ----------
    TOTAL FANNIEMAE.........................               968,002
                                                        ----------
FEDERAL FARM CREDIT BANK -- 12.3%
    Federal Farm Credit Bank
      Discount Note
      5.50%.......................  01/20/00      560      558,375
    Federal Farm Credit Bank Note
      6.18%.......................  06/27/00      200      200,340
                                                        ----------
    TOTAL FEDERAL FARM CREDIT BANK..........               758,715
                                                        ----------
FEDERAL HOME LOAN BANK -- 24.0%
    Federal Home Loan Bank
      Discount Note
      5.51%.......................  01/21/00      500      498,469
    Federal Home Loan Bank
      Discount Note
      5.00%.......................  02/10/00      300      299,647
    Federal Home Loan Bank
      Discount Note
      5.51%.......................  02/29/00      500      495,485
    Federal Home Loan Bank Note
      5.95%.......................  01/18/00       50       50,019
    Federal Home Loan Bank Note
      8.60%.......................  01/25/00      100      100,159
    Federal Home Loan Bank Note
      7.88%.......................  02/09/00       20       20,057
    Federal Home Loan Bank Note
      7.585%......................  02/10/00       10       10,025
                                                        ----------
    TOTAL FEDERAL HOME LOAN BANK............             1,473,861
                                                        ----------


                                    MATURITY    PAR
                                      DATE     (000)      VALUE
                                      ----     -----      -----
FEDERAL HOME LOAN MORTGAGE CORP. -- 22.9%
    Federal Home Loan Mortgage
      Corp. Discount Note
      5.71%.......................  01/10/00   $  500   $  499,306
    Federal Home Loan Mortgage
      Corp. Discount Note
      5.75%.......................  01/13/00      104      103,797
    Federal Home Loan Mortgage
      Corp. Discount Note
      5.50%.......................  01/28/00      500      497,938
    Federal Home Loan Mortgage
      Corp. Discount Note
      5.55%.......................  02/09/00      310      308,136
                                                        ----------
    TOTAL FEDERAL HOME LOAN MORTGAGE
      CORP..................................             1,409,177
                                                        ----------
TENNESSEE VALLEY AUTHORITY -- 16.2%
    Tennessee Valley Authority
      Discount Note
      5.46%.......................  01/31/00    1,000      995,509
                                                        ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $5,605,264).........................             5,605,264
                                                        ----------
REPURCHASE AGREEMENT -- 8.5%
Lehman Brothers, Inc.
    3.50% dated 12/31/99,
    repurchase price $519,151
    (collateralized by $530,192
    GNMA, 6.50%-11.00%,
    11/20/01-01/15/29), market
    value $527,052 (Cost
    $519,000).....................  01/03/00      519      519,000
                                                        ----------
TOTAL INVESTMENTS -- 99.7%
  (COST $6,124,264).........................             6,124,264
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.3%.......................                20,057
                                                        ----------
NET ASSETS -- 100.0%........................            $6,144,321
                                                        ==========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

MANAGED BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                   MATURITY    PAR
                                     DATE     (000)       VALUE
                                     ----     -----       -----
ASSET BACKED SECURITIES -- 10.3%
    Advanta, Series 1997-1
      7.10%......................  04/25/20   $   34   $    33,641
    CIT RV Trust, Series 1998-A,
      Class A4
      6.09%......................  02/15/12      180       175,763
    Discover Card Master Trust I,
      Series 1999-4, Class A
      5.65%......................  11/15/04      180       174,086
    Green Tree Financial Corp.,
      Series 1995-8
      7.30%......................  12/15/26      250       200,545
    Green Tree Financial Corp.,
      Series 1996-2
      7.90%......................  04/15/27      250       186,795
    Honda Auto Lease Trust,
      Series 1999-A, Class A-5
      6.65%......................  07/15/05       80        79,435
    MBNA Master Credit Card
      Trust, Series 1997-F, Class
      A
      6.60%......................  11/15/04      180       181,022
    The Money Store Home Equity
      Trust, Series 1994-C
      7.80%......................  10/15/21      134       135,943
    The Money Store Home Equity
      Trust, Series 1998-B, Class
      A
      6.04%......................  08/15/17      253       251,694
    UCFC Home Equity Loan, Series
      1997-A1
      6.975%.....................  04/15/16       42        42,067
    WFS Financial Owner Trust,
      Series 1999-A, Class A3
      5.55%......................  02/20/03      360       349,524
                                                       -----------
TOTAL ASSET BACKED SECURITIES
  (COST $1,944,205)........................              1,810,515
                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.1%
    Merrill Lynch Trust, Series
      45
      9.10%......................  09/20/14       15        15,067
    Nomura Asset Securities
      Corp., Series 1994-1
      6.625%.....................  01/25/09       86        85,647
    PaineWebber Mortgage, Series
      1993-6
      6.90%......................  08/25/08       31        30,587
    Residential Funding Mortgage,
      Series 1996-S15
      7.75%......................  01/25/07      198       198,468
    Residential Funding Mortgage,
      Series 1997-S19
      6.50%......................  12/25/12       42        41,343
                                                       -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $371,327)..........................                371,112
                                                       -----------
CORPORATE OBLIGATIONS -- 37.1%
AEROSPACE/DEFENSE -- 1.7%
    Raytheon Co. Notes
      6.15%......................  11/01/08      350       308,875
                                                       -----------
AIRLINES -- 1.4%
    Continental Airlines Notes
      7.256%.....................  03/15/20      250       238,902
                                                       -----------


                                   MATURITY    PAR
                                     DATE     (000)       VALUE
                                     ----     -----       -----
AUTOMOTIVE -- 3.1%
    DaimlerChrysler Holdings NA
      Notes
      6.90%......................  09/01/04   $  350   $   346,500
    Ford Motor Credit Co. Notes
      7.375%.....................  10/28/09      200       198,000
                                                       -----------
    TOTAL AUTOMOTIVE.......................                544,500
                                                       -----------
CABLE TELEVISION -- 2.9%
    Comcast Cable Communications
      Notes
      6.20%......................  11/15/08      250       226,250
    TCI Communications, Inc.
      Notes
      6.375%.....................  05/01/03      300       292,875
                                                       -----------
    TOTAL CABLE TELEVISION.................                519,125
                                                       -----------
CONSUMER PRODUCTS & SERVICES -- 1.0%
    Procter & Gamble Co. Notes
      6.875%.....................  09/15/09      175       171,281
                                                       -----------
ENVIRONMENTAL SERVICES -- 1.5%
    USA Waste Services, Inc.
      Notes
      7.00%......................  10/01/04      300       271,875
                                                       -----------
FINANCIAL -- BANK & TRUST -- 3.1%
    Capital One Bank Notes
      6.76%......................  07/23/02      200       196,750
    U.S. Bancorp Sub Notes
      8.125%.....................  05/15/02      350       357,875
                                                       -----------
    TOTAL FINANCIAL -- BANK & TRUST........                554,625
                                                       -----------
FINANCIAL SERVICES -- 5.8%
    Associates Corp. NA Sr. Notes
      6.25%......................  11/01/08      150       138,562
    Countrywide Home Loan Co.
      Notes
      6.85%......................  06/15/04      110       107,662
    Countrywide Home Loan Co.
      Notes
      6.25%......................  04/15/09       40        35,850
    Finova Capital Corp. Notes
      7.25%......................  11/08/04      200       197,750
    International Lease Finance
      Corp. Notes
      6.375%.....................  08/01/01      250       247,188
    Lehman Brothers Holdings
      Notes
      6.625%.....................  12/27/02      175       171,719
    Merrill Lynch & Co. Notes
      5.71%......................  01/15/02      130       126,935
                                                       -----------
    TOTAL FINANCIAL SERVICES...............              1,025,666
                                                       -----------
FOOD & BEVERAGE -- 3.1%
    Coca-Cola Enterprises Notes
      6.375%.....................  08/01/01      250       247,500
    McDonald's Corp. Notes
      5.90%......................  05/11/01      300       296,874
                                                       -----------
    TOTAL FOOD & BEVERAGE..................                544,374
                                                       -----------
MULTI-INDUSTRY -- 1.9%
    Tyco International Group
      Notes
      6.375%.....................  06/15/05      350       326,375
                                                       -----------

MANAGED BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (CONCLUDED)
--------------------------------------------------------------------------------


                                   MATURITY    PAR
                                     DATE     (000)       VALUE
                                     ----     -----       -----
MULTI-MEDIA -- 3.1%
    Clear Channel Communications,
      Inc. Notes
      6.625%.....................  06/15/08   $  250   $   232,020
    Time Warner Entertainment Co.
      Notes
      9.625%.....................  05/01/02      300       314,625
                                                       -----------
    TOTAL MULTI-MEDIA......................                546,645
                                                       -----------
REAL ESTATE -- 4.4%
    American Health Properties
      Notes REIT
      7.05%......................  01/15/02      200       198,250
    Equity Residential Properties
      Notes REIT
      6.55%......................  11/15/01      300       295,125
    Simon Debartolo Group Notes
      REIT
      6.875%.....................  11/15/06      300       274,125
                                                       -----------
    TOTAL REAL ESTATE......................                767,500
                                                       -----------
RETAIL & MERCHANDISING -- 1.5%
    Wal-Mart Stores, Inc. Notes
      8.625%.....................  04/01/01      250       255,625
                                                       -----------
SOVEREIGN ISSUES -- 1.8%
    Quebec Province Notes
      5.75%......................  02/15/09      350       310,625
                                                       -----------
TELECOMMUNICATIONS -- 0.8%
    MCI WorldCom, Inc. Notes
      6.40%......................  08/15/05      150       144,111
                                                       -----------
TOTAL CORPORATE OBLIGATIONS (COST
  $6,816,067)..............................              6,530,104
                                                       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.5%
    FannieMae
      5.75%......................  04/15/03    1,300     1,263,242
    FannieMae
      6.50%......................  08/15/04      475       469,203
    FannieMae
      6.625%.....................  09/15/09    1,060     1,030,850
    Federal Home Loan Mortgage
      Corp., Pool 200057
      9.00%......................  11/01/01        7         6,879
    Federal Home Loan Mortgage
      Corp., Pool 218960
      9.00%......................  10/01/02       19        19,925
    Federal Home Loan Mortgage
      Corp., Pool 380061
      9.00%......................  12/01/04       21        21,770


                                   MATURITY    PAR
                                     DATE     (000)       VALUE
                                     ----     -----       -----
    Government National Mortgage
      Assoc., Pool 286324
      9.00%......................  02/15/20   $  179   $   188,450
    Government National Mortgage
      Assoc., Pool 286405
      9.00%......................  04/15/20       48        50,743
    Government National Mortgage
      Assoc., Pool 780011
      10.00%.....................  07/15/22      175       189,920
    Government National Mortgage
      Assoc., Pool 780081
      10.00%.....................  02/15/25      175       190,110
                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $3,486,116)........................              3,431,092
                                                       -----------
U.S. TREASURY OBLIGATIONS -- 22.5%
    U.S. Treasury Note
      6.25%......................  08/31/02      150       149,803
    U.S. Treasury Note
      5.75%......................  10/31/02    1,035     1,020,637
    U.S. Treasury Note
      5.625%.....................  12/31/02      175       171,823
    U.S. Treasury Note
      5.25%......................  05/15/04    1,310     1,254,392
    U.S. Treasury Note
      6.50%......................  05/15/05      750       750,122
    U.S. Treasury Note
      6.50%......................  08/15/05      625       624,838
                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST
  $4,114,324)..............................              3,971,615
                                                       -----------
COMMERCIAL PAPER -- 4.0%
    General Electric Capital
      Corp.
      6.33% (Cost $700,000)......  01/14/00      700       700,000
                                                       -----------

                                             SHARES
                                             ------
                                     DATE     (000)       VALUE
                                     ----     -----       -----
    Temporary Investment Cash Fund........  271,961       271,961
    Temporary Investment Fund.............  271,960       271,960
                                                      -----------
TOTAL SHORT TERM INVESTMENTS (COST $543,921).......       543,921
                                                      -----------
TOTAL INVESTMENTS -- 98.6% (COST $17,975,960)......    17,358,359
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%......       254,610
                                                      -----------
NET ASSETS -- 100.0%...............................   $17,612,969
                                                      ===========

--------------------------------------------------------------------------------
REIT -- Real Estate Investment Trust.

See Notes to Financial Statements.

CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                 MATURITY     PAR
                                   DATE      (000)        VALUE
                                   ----      -----        -----
CONVERTIBLE BONDS -- 53.6%
BASICS -- 0.9%
    Agnico Eagle Mines Ltd.
      3.50%....................  01/27/04   $    400   $   273,500
                                                       -----------
CAPITAL GOODS -- 0.4%
    Mark IV Industries, Inc.
      4.75%....................  11/01/04         40        32,650
    Mark IV Industries, Inc.
      144A
      4.75%....................  11/01/04         85        69,381
                                                       -----------
    TOTAL CAPITAL GOODS..................                  102,031
                                                       -----------
COMMUNICATION SYSTEMS & SOFTWARE -- 3.1%
    ITC Deltacom, Inc. 144A
      4.50%....................  05/15/06        225       270,000
    Motorola, Inc. 1.67%+......  09/27/13        205       345,938
    Siebel Systems, Inc.
      5.50%....................  09/15/06        150       290,813
                                                       -----------
    TOTAL COMMUNICATION SYSTEMS &
      SOFTWARE...........................                  906,751
                                                       -----------
COMPUTER HARDWARE -- 8.1%
    Affiliated Computer
      Services 4.00%...........  03/15/05        200       242,750
    Citrix Systems 5.325%+.....  03/22/19        925       820,938
    CNET, Inc. 5.00%...........  03/01/06        100       169,875
    DoubleClick, Inc. 4.75%....  03/15/06        100       310,750
    Hewlett-Packard Co.
      3.184%+..................  10/14/17        500       344,375
    Safeguard Scientific 144A
      5.00%....................  06/15/06        207       468,596
                                                       -----------
    TOTAL COMPUTER HARDWARE..............                2,357,284
                                                       -----------
COMPUTER SERVICES & SOFTWARE -- 2.3%
    America Online, Inc.
      3.00%+...................  12/06/19        400       228,000
    Internet Capital Group,
      Inc. 5.50%...............  12/21/04        300       439,125
                                                       -----------
    TOTAL COMPUTER SERVICES & SOFTWARE...                  667,125
                                                       -----------
CONSUMER CYCLICALS -- 3.6%
    Interpublic Group Co., Inc.
      1.87%....................  06/01/06        340       386,325
    Lamar Advertising Co.
      5.25%....................  09/15/06        300       438,750
    Standard Motor Products
      6.75%....................  07/15/09        270       216,000
                                                       -----------
    TOTAL CONSUMER CYCLICALS.............                1,041,075
                                                       -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 14.0%
    ASM Lithography Holdings
      144A 4.25%...............  11/30/04        300       349,500
    Atmel Corp. 3.25%: 8.25%
      beginning 06/01/00
      144A++...................  06/01/02        350       592,375
    Commscope, Inc. 144A
      4.00%....................  12/15/06        285       310,650
    General Semiconductor
      5.75%....................  12/15/06        300       318,375
    Hutchinson Technology, Inc.
      6.00%....................  03/15/05        150       141,750


                                 MATURITY     PAR
                                   DATE      (000)        VALUE
                                   ----      -----        -----
    Kulicke & Soffa Industries,
      Inc. 4.75%...............  12/15/06   $    300   $   333,375
    Lattice Semiconductor 144A
      4.75%....................  11/01/06        300       391,875
    LSI Logic 144A 4.25%.......  03/15/04        200       454,250
    Micron Technology, Inc.
      7.00%....................  07/01/04        350       451,938
    Sanmina Corp. 4.25%........  05/01/04        205       271,113
    Solectron Corp. 144A
      4.00%+...................  01/27/19        575       434,844
                                                       -----------
    TOTAL ELECTRONIC COMPONENTS &
      EQUIPMENT..........................                4,050,045
                                                       -----------
ENERGY -- 3.2%
    Devon Energy Corp. 4.95%...  08/15/08        300       294,000
    Loews Corp. 3.125%.........  09/15/07        400       328,000
    Seacor Holdings, Inc.
      5.375%...................  11/15/06        255       245,438
    Seacor Holdings, Inc. 144A
      5.375%...................  11/15/06         50        48,125
                                                       -----------
    TOTAL ENERGY.........................                  915,563
                                                       -----------
FINANCIAL SERVICES -- 1.6%
    Bank Atlantic Bancorp, Inc.
      5.625%...................  12/01/07        275       166,375
    Penn Treaty American Corp.
      6.25%....................  12/01/03        360       275,400
    Penn Treaty American Corp.
      (Euro) 6.25%.............  12/01/03         15        11,100
                                                       -----------
    TOTAL FINANCIAL SERVICES.............                  452,875
                                                       -----------
HEALTH CARE -- 2.1%
    Elan International Finance
      144A 3.25%+..............  12/14/18        600       318,000
    Roche Holdings, Inc. 144A
      5.60%+...................  05/06/12        590       297,950
                                                       -----------
    TOTAL HEALTH CARE....................                  615,950
                                                       -----------
MEDICAL TECHNOLOGY -- 1.5%
    Affymetrix, Inc. 5.00%.....  10/01/06        300       448,500
                                                       -----------
TELECOMMUNICATIONS -- 10.3%
    American Tower Corp. 144A
      2.25%....................  10/15/09        500       485,000
    Clear Channel
      Communications, Inc.
      1.50%....................  12/01/02        300       308,250
    Liberty Media Group
      4.00%....................  11/15/29        300       378,000
    Nextel Communications, Inc.
      4.75%....................  07/01/07        282       639,788
    Telefonos de Mexico SA
      4.25%....................  06/15/04        300       391,125
    U.S. Cellular Corp. 5.71%
      [LYON]+..................  06/15/15        800       771,000
                                                       -----------
    TOTAL TELECOMMUNICATIONS.............                2,973,163
                                                       -----------

CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (CONTINUED)
--------------------------------------------------------------------------------


                                 MATURITY     PAR
                                   DATE      (000)        VALUE
                                   ----      -----        -----
UTILITIES -- 2.5%
    Bell Atlantic Financial
      Services 144A 5.75%......  04/01/03   $    360   $   364,500
    Bell Atlantic Financial
      Services 144A 4.25%......  09/15/05        300       372,375
                                                       -----------
    TOTAL UTILITIES......................                  736,875
                                                       -----------
TOTAL CONVERTIBLE BONDS (COST
  $11,814,839)...........................               15,540,737
                                                       -----------
                                             SHARES
                                             ------
BROADCASTING -- 0.5%
    MediaOne Group, Inc. ................      1,751       134,499
                                                       -----------
COMMUNICATION SYSTEMS & SOFTWARE -- 1.0%
    Motorola, Inc. ......................      2,000       294,500
                                                       -----------
COMPUTER HARDWARE -- 2.5%
    Affiliated Computer Services,
      Inc.* .............................      2,000        92,000
    Cisco Systems, Inc. .................      6,000       642,750
                                                       -----------
    TOTAL COMPUTER HARDWARE..............                  734,750
                                                       -----------
COMPUTER SERVICES & SOFTWARE -- 1.2%
    Microsoft Corp.*.....................      3,043       355,270
                                                       -----------
CONSUMER CYCLICALS -- 0.5%
    Mark IV Industries, Inc. ............      8,000       141,500
                                                       -----------
CONSUMER STAPLES -- 0.9%
    McDonald's Corp. ....................      6,700       270,094
                                                       -----------
ELECTRICAL COMPONENTS & EQUIPMENT -- 5.4%
    Hutchinson Technology, Inc.* ........      6,000       127,500
    Intel Corp. .........................      5,600       460,950
    Photronics Labs, Inc.* ..............      7,000       200,375
    Sanmina Corp.* ......................      1,000        99,875
    Xilinx, Inc.* .......................     15,000       682,031
                                                       -----------
    TOTAL ELECTRICAL COMPONENTS &
      EQUIPMENT..........................                1,570,731
                                                       -----------
ENERGY -- 1.7%
    BP Amoco PLC.........................      6,200       367,737
    CMS Energy Corp. ....................      4,000       135,500
                                                       -----------
    TOTAL ENERGY.........................                  503,237
                                                       -----------
FINANCIAL -- BANK & TRUST -- 0.1%
    Frontier Insurance Group, Inc. ......      5,000        17,187
                                                       -----------
FINANCIAL SERVICES -- 0.2%
    Penn Treaty American Corp.* .........      2,800        44,100
                                                       -----------
RETAIL & MERCHANDISING -- 1.5%
    Home Depot, Inc. ....................      6,509       446,239
                                                       -----------
TELECOMMUNICATIONS -- 1.1%
    AMFM, Inc.* .........................      4,140       323,955
                                                       -----------
UTILITIES -- 1.0%
    AT&T Corp. ..........................      5,500       279,125
                                                       -----------
TOTAL COMMON STOCKS (COST $2,771,107)....                5,115,187
                                                       -----------
CONVERTIBLE PREFERRED STOCKS -- 25.7%
BASICS -- 1.2%
    International Paper Co. .............      6,500   $   349,375
                                                       -----------
BROADCASTING -- 1.3%
    MediaOne Group, Inc. ................      7,700       369,600
                                                       -----------


                                             SHARES       VALUE
                                             ------       -----
CONSUMER CYCLICALS -- 5.7%
    Adelphia Communications, Inc. .......   $  1,500   $   282,562
    Apartment Investment & Management Co.
      REIT...............................     12,400       313,100
    Fleetwood Capital Trust..............      3,100       111,212
    Houston Industries, Inc. ............      2,550       307,275
    Readers Digest Association...........      6,000       162,750
    Sealed Air Corp., Series A*..........      5,500       277,750
    Wendy's Financing, Inc. .............      4,000       191,500
                                                       -----------
    TOTAL CONSUMER CYCLICALS.............                1,646,149
                                                       -----------
CONSUMER STAPLES -- 0.4%
    Ralston-Ralston Purina Co. ..........      3,000       109,687
                                                       -----------
ENERGY -- 3.0%
    Coastal Corp. .......................     12,000       279,750
    El Paso Energy Capital Trust I.......      6,100       307,287
    Unocal Corp. ........................      5,460       267,540
                                                       -----------
    TOTAL ENERGY.........................                  854,577
                                                       -----------
FINANCIAL -- BANK & TRUST -- 1.0%
    Sovereign Capital Trust II*..........      6,000       299,250
                                                       -----------
FINANCIAL SERVICES -- 5.5%
    Amerus Life Holdings, Inc. ..........     13,000       295,750
    Calpine Capital Trust................      4,900       319,112
    CNB Capital Trust I..................     12,000       417,000
    Frontier Insurance Group, Inc. ......     10,000        73,750
    Philadelphia Consolidated Holding
      Corp. .............................     30,000       210,000
    Protective Life Corp. ...............      5,000       264,375
                                                       -----------
    TOTAL FINANCIAL SERVICES.............                1,579,987
                                                       -----------
HEALTH CARE -- 0.8%
    Monsanto Co. ........................      7,000       231,875
                                                       -----------
TELECOMMUNICATIONS -- 1.1%
    Global Crossing Ltd. ................      1,200       320,550
                                                       -----------
TRANSPORTATION -- 0.9%
    Union Pacific Capital Trust..........      1,100        45,100
    Union Pacific Capital Trust 144A.....      5,500       225,500
                                                       -----------
    TOTAL TRANSPORTATION.................                  270,600
                                                       -----------
UTILITIES -- 4.8%
    AES Trust III*.......................      6,000       369,750
    Avista Corp. ........................     15,000       228,750
    Citizens Utilities Trust*............      6,100       343,888
    Nisource, Inc. ......................      6,000       216,375
    Texas Utilities Co. .................      5,000       218,125
                                                       -----------
    TOTAL UTILITIES......................                1,376,888
TOTAL CONVERTIBLE PREFERRED STOCKS (COST
  $7,891,872)............................                7,408,538
                                                       -----------
SHORT TERM INVESTMENTS -- 2.9%
    Temporary Investment Cash Fund.......    422,418       422,418
    Temporary Investment Fund............    422,417   $   422,417
                                                       -----------
TOTAL SHORT TERM INVESTMENTS (COST
  $844,835)..............................                  844,835
                                                       -----------
TOTAL INVESTMENTS -- 99.8% (COST
  $23,322,653)...........................               28,909,297
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%....................                   48,500
                                                       -----------
NET ASSETS -- 100.0%.....................              $28,957,797
                                                       ===========

CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*  Non-income producing security.

+  Rate shown is effective yield at purchase date.

++ Step-up Bond.

144A -- Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 18.83% of net assets.

[LYON] -- Liquid Yield Option Note: Callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specified date, at a specific price. Put prices reflect fixed interest rates and therefore increase over time.

REIT -- Real Estate Investment Trust.

See Notes to Financial Statements.

BLUE CHIP FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
COMMON STOCKS -- 98.9%
ADVERTISING -- 0.4%
    Omnicom Group........................    1,600   $   160,000
                                                     -----------
AEROSPACE/DEFENSE -- 1.0%
    United Technologies Corp.............    6,500       422,500
                                                     -----------
AIRLINES -- 0.4%
    Delta Air Lines, Inc. ...............    3,100       154,419
                                                     -----------
APPAREL/TEXTILE -- 0.2%
    Tommy Hilfiger Corp.*................    3,400        79,262
                                                     -----------
AUTOMOTIVE -- 1.5%
    Ford Motor Co........................    5,400       288,562
    General Motors Corp..................    4,700       341,631
                                                     -----------
    TOTAL AUTOMOTIVE.....................                630,193
                                                     -----------
BANKS/SAVINGS & LOANS -- 7.5%
    Chase Manhattan Corp. ...............    9,500       738,031
    Citigroup, Inc. .....................   18,575     1,032,073
    Firstar Corp. .......................    6,100       128,862
    Fleet Boston Corp. ..................   11,500       400,344
    J.P. Morgan & Co., Inc. .............    1,700       215,262
    Mellon Financial Corp. ..............    7,000       238,437
    Wells Fargo Co. .....................    9,600       388,200
                                                     -----------
    TOTAL BANKS/SAVINGS & LOANS..........              3,141,209
                                                     -----------
BEVERAGES -- 1.9%
    Anheuser-Busch Cos., Inc. ...........    5,600       396,900
    Coca-Cola Co. .......................    2,700       157,275
    PepsiCo, Inc. .......................    7,300       257,325
                                                     -----------
    TOTAL BEVERAGES......................                811,500
                                                     -----------
BUILDING RELATED/APPLIANCE -- 0.2%
    Centex Corp. ........................    3,400        83,937
                                                     -----------
CHEMICALS -- 1.3%
    Dow Chemical Co. ....................    2,200       293,975
    Solutia, Inc. .......................    3,600        55,575
    Union Carbide Corp. .................    2,800       186,900
                                                     -----------
    TOTAL CHEMICALS......................                536,450
                                                     -----------
COMMUNICATIONS -- 7.2%
    Cisco Systems, Inc.*.................   12,050     1,290,856
    Lucent Technologies, Inc. ...........    8,900       665,831
    Qualcomm, Inc. ......................    4,800       846,000
    Tellabs, Inc.*.......................    3,400       218,237
                                                     -----------
    TOTAL COMMUNICATIONS.................              3,020,924
                                                     -----------
COMPUTER HARDWARE -- 7.1%
    Apple Computer, Inc.*................    2,900       298,156
    Dell Computer Corp.*.................    8,400       428,400
    EMC Corp.*...........................    6,800       742,900
    Gateway, Inc.........................    3,700       266,631
    Hewlett-Packard Co. .................    2,600       296,237
    Solectron Corp.*.....................    3,100       294,887
    Sun Microsystems, Inc.*..............    8,600       665,962
                                                     -----------
    TOTAL COMPUTER HARDWARE..............              2,993,173
                                                     -----------
COMPUTER SERVICES & SOFTWARE -- 10.1%
    America Online, Inc. ................    7,200       543,150
    BMC Software, Inc.*..................    3,900       311,756
    Compuware Corp.*.....................    4,200       156,450
    Microsoft Corp.*.....................   20,500     2,393,375
    Oracle Systems Corp.*................    4,600       515,487
    Yahoo!, Inc. ........................      700       302,881
                                                     -----------
    TOTAL COMPUTER SERVICES & SOFTWARE...              4,223,099
                                                     -----------


                                           SHARES       VALUE
                                           ------       -----
COSMETICS & TOILETRIES -- 2.8%
    Colgate-Palmolive Co. ...............    3,400   $   221,000
    Kimberly-Clark Corp. ................    5,800       378,450
    Procter & Gamble Co. ................    5,200       569,725
                                                     -----------
    TOTAL COSMETICS & TOILETRIES.........              1,169,175
                                                     -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.6%
    General Electric Co. ................    9,800     1,516,550
                                                     -----------
ENTERTAINMENT -- 3.7%
    Carnival Corp. ......................    3,600       172,125
    CBS Corp.*...........................    6,463       413,228
    Time Warner, Inc. ...................    7,400       536,037
    Viacom, Inc., Class B................    6,800       410,975
                                                     -----------
    TOTAL ENTERTAINMENT..................              1,532,365
                                                     -----------
FINANCIAL SERVICES -- 3.9%
    Lehman Brothers Holdings, Inc. ......    3,100       262,531
    MGIC Investment Corp. ...............    5,300       318,994
    Morgan Stanley Dean Witter & Co. ....    4,900       699,475
    Providian Financial Corp. ...........    3,900       355,144
                                                     -----------
    TOTAL FINANCIAL SERVICES.............              1,636,144
                                                     -----------
FOODS -- 1.4%
    Conagra, Inc. .......................    7,300       164,706
    Quaker Oats Co. .....................    4,500       295,313
    SYSCO Corp. .........................    3,400       134,513
                                                     -----------
    TOTAL FOODS..........................                594,532
                                                     -----------
HOSPITAL MANAGEMENT -- 0.5%
    United Healthcare Corp. .............    4,000       212,500
                                                     -----------
HOSPITAL SUPPLY -- 2.5%
    Allergan, Inc. ......................    5,200       258,700
    Baxter International, Inc. ..........    2,800       175,875
    Johnson & Johnson Co. ...............    6,500       605,313
                                                     -----------
    TOTAL HOSPITAL SUPPLY................              1,039,888
                                                     -----------
INSURANCE -- 1.8%
    AXA Financial, Inc. .................    9,200       311,650
    Conseco, Inc. .......................    8,000       143,000
    Hartford Financial Services Group,
      Inc. ..............................    6,200       293,725
                                                     -----------
    TOTAL INSURANCE......................                748,375
                                                     -----------
LUMBER & WOOD PRODUCTS -- 0.5%
    Georgia Pacific Corp. ...............    3,900       197,925
                                                     -----------
MACHINERY & EQUIPMENT -- 0.7%
    Illinois Tool Works, Inc. ...........    2,200       148,638
    Parker Hannifin Corp. ...............    3,100       159,069
                                                     -----------
    TOTAL MACHINERY & EQUIPMENT..........                307,707
                                                     -----------
METALS & MINING -- 0.7%
    Alcoa, Inc. .........................    2,000       166,000
    Nucor Corp. .........................    2,700       147,994
                                                     -----------
    TOTAL METALS & MINING................                313,994
                                                     -----------
MULTI-INDUSTRY -- 2.3%
    Honeywell International, Inc. .......    3,100       178,831
    Rockwell International Corp. ........    4,900       234,587
    Tyco International Ltd. .............   13,800       536,475
                                                     -----------
    TOTAL MULTI-INDUSTRY.................                949,893
                                                     -----------
OFFICE SUPPLIES  -- 0.5%
    Avery-Dennison Corp. ................    3,100       225,913
                                                     -----------

BLUE CHIP FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (CONCLUDED)
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
OIL & GAS (DOMESTIC) -- 1.0%
    Apache Corp. ........................    4,300   $   158,831
    Transocean Offshore, Inc. ...........    4,300       144,856
    USX-Marathon Group...................    4,200       103,688
                                                     -----------
    TOTAL OIL & GAS (DOMESTIC)...........                407,375
                                                     -----------
OIL & GAS (INTERNATIONAL) -- 4.4%
    Chevron Corp. .......................    5,300       459,113
    Exxon Mobil Corp. ...................    7,436       599,063
    Royal Dutch Petroleum Co. ...........   12,700       767,556
                                                     -----------
    TOTAL OIL & GAS (INTERNATIONAL)......              1,825,732
                                                     -----------
PAPER & FOREST PRODUCTS -- 0.3%
    Weyerhaeuser Co. ....................    1,800       129,263
                                                     -----------
PHARMACEUTICALS -- 6.5%
    Amgen, Inc. .........................    6,200       372,388
    Biogen, Inc. ........................    3,600       304,200
    Bristol-Meyers Squibb Co. ...........    9,500       609,781
    Cardinal Health, Inc. ...............    2,300       110,113
    Merck & Co., Inc. ...................    3,400       228,013
    Pfizer, Inc. ........................   10,400       337,350
    Schering-Plough Corp. ...............   11,900       502,031
    Warner-Lambert Co. ..................    3,000       245,813
                                                     -----------
    TOTAL PHARMACEUTICALS................              2,709,689
                                                     -----------
PRINTING & PUBLISHING -- 0.9%
    McGraw-Hill Cos., Inc. ..............    3,800       234,175
    New York Times Co., Class A..........    2,700       132,638
                                                     -----------
    TOTAL PRINTING & PUBLISHING..........                366,813
                                                     -----------
RESTAURANTS -- 0.4%
    Tricon Global Restaurants, Inc.*.....    4,200       162,225
                                                     -----------
RETAIL -- 6.1%
    Best Buy Co., Inc. ..................    2,400       120,450
    Dayton Hudson Corp. .................    1,100        80,781
    Federated Department Stores, Inc.*...    6,300       318,544
    Home Depot, Inc. ....................    6,900       473,081
    The Limited, Inc. ...................    3,800       164,588
    TJX Cos., Inc. ......................    6,900       141,019
    Wal-Mart Stores, Inc. ...............   17,900     1,237,338
                                                     -----------
    TOTAL RETAIL.........................              2,535,801
                                                     -----------
RETAIL FOOD/DRUG -- 0.4%
    CVS Corp. ...........................    4,100       163,744
                                                     -----------


                                           SHARES       VALUE
                                           ------       -----
SEMICONDUCTORS -- 4.8%
    Applied Materials, Inc.*.............    4,000   $   506,750
    Intel Corp. .........................    6,500       535,031
    Motorola, Inc. ......................    2,800       412,300
    Texas Instruments, Inc. .............    5,300       513,437
    Xilinx, Inc. ........................    1,000        45,469
                                                     -----------
    TOTAL SEMICONDUCTORS.................              2,012,987
                                                     -----------
TOBACCO -- 0.5%
    Philip Morris Cos., Inc. ............    9,300       215,644
                                                     -----------
TRANSPORTATION -- 0.3%
    Union Pacific Corp. .................    2,800       122,150
                                                     -----------
UTILITIES -- ELECTRIC -- 1.6%
    Edison International.................    6,100       159,744
    FPL Group, Inc. .....................    3,400       145,563
    PECO Energy Co. .....................    6,200       215,450
    Unicom Corp. ........................    4,700       157,450
                                                     -----------
    TOTAL UTILITIES -- ELECTRIC..........                678,207
                                                     -----------
UTILITIES -- GAS & PIPELINE -- 0.5%
    Coastal Corp. .......................    5,800       205,538
                                                     -----------
UTILITIES -- TELEPHONE -- 7.5%
    AT&T Corp. ..........................   10,500       532,875
    Bell Atlantic Corp. .................    4,400       270,875
    BellSouth Corp. .....................   14,400       674,100
    GTE Corp. ...........................    5,500       388,094
    MCI WorldCom, Inc. ..................   16,200       859,613
    SBC Communications, Inc. ............    8,159       397,751
                                                     -----------
    TOTAL UTILITIES -- TELEPHONE.........              3,123,308
                                                     -----------
TOTAL COMMON STOCKS (COST $29,550,144)...             41,360,103
                                                     -----------
SHORT TERM INVESTMENTS -- 1.3%
    Temporary Investment Cash Fund.......  276,761       276,761
    Temporary Investment Fund............  276,761       276,761
                                                     -----------
TOTAL SHORT TERM INVESTMENTS (COST
  $553,522)..............................                553,522
                                                     -----------
TOTAL INVESTMENTS -- 100.2% (COST
  $30,103,666)...........................             41,913,625
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (0.2%).................................                (85,125)
                                                     -----------
NET ASSETS -- 100.0%.....................            $41,828,500
                                                     ===========

--------------------------------------------------------------------------------
* Non-income producing security.

See Notes to Financial Statements.

MID-CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
COMMON STOCKS -- 99.7%
AEROSPACE/DEFENSE -- 0.7%
    Litton Industries, Inc.*.............    2,700   $   134,662
                                                     -----------
AIRLINES -- 0.3%
    Alaska Air Group, Inc.*..............    1,700        59,712
                                                     -----------
APPAREL/TEXTILE -- 1.6%
    Jones Apparel Group, Inc.*...........    7,200       195,300
    Tommy Hilfiger Corp.* ...............    4,400       102,575
                                                     -----------
    TOTAL APPAREL/TEXTILE................                297,875
                                                     -----------
AUTOMOTIVE -- 1.2%
    Arvin Industries, Inc. ..............    3,200        90,800
    Meritor Automotive, Inc. ............    6,400       124,000
                                                     -----------
    TOTAL AUTOMOTIVE.....................                214,800
                                                     -----------
BANKS/SAVINGS & LOANS -- 6.6%
    Astoria Financial Corp. .............    3,700       112,619
    Charter One Financial, Inc. .........    5,316       101,668
    City National Corp. .................    4,100       135,044
    Dime Bancorp, Inc. ..................   11,800       178,475
    Marshall & Ilsley Corp. .............    2,900       182,156
    North Fork Bancorporation, Inc. .....   10,500       183,750
    Pacific Century Financial Corp. .....    9,200       171,925
    TCF Financial Corp. .................    4,700       116,912
                                                     -----------
    TOTAL BANKS/SAVINGS & LOANS..........              1,182,549
                                                     -----------
BEVERAGES -- 0.6%
    Canandaigua Brands, Inc., Class A*...    1,000        51,000
    Coors, (Adolph) Co., Class B.........    1,000        52,500
                                                     -----------
    TOTAL BEVERAGES......................                103,500
                                                     -----------
BUILDING MATERIALS/CONSTRUCTION -- 0.8%
    Pulte Corp. .........................    3,300        74,250
    USG Corp. ...........................    1,400        65,975
                                                     -----------
    TOTAL BUILDING
      MATERIALS/CONSTRUCTION.............                140,225
                                                     -----------
BUILDING RELATED/APPLIANCE -- 1.7%
    American Standard Companies, Inc.*...    4,400       201,850
    Shaw Industries, Inc. ...............    6,400        98,800
                                                     -----------
    TOTAL BUILDING RELATED/APPLIANCE.....                300,650
                                                     -----------
BUSINESS & COMMERCIAL SERVICES -- 5.3%
    CSG Systems International, Inc. .....    2,600       103,675
    DST Systems*.........................    3,300       251,831
    Hertz Corp. .........................    3,300       165,413
    Manpower, Inc. ......................    5,800       218,225
    Valassis Communications, Inc. .......    2,300        97,175
    Verisign, Inc. ......................      600       114,450
                                                     -----------
    TOTAL BUSINESS & COMMERCIAL
      SERVICES...........................                950,769
                                                     -----------
CHEMICALS -- 1.9%
    Cytec Industries, Inc.*..............    5,600       129,500
    Ecolab, Inc. ........................    2,400        93,900
    Solutia, Inc. .......................    7,800       120,412
                                                     -----------
    TOTAL CHEMICALS......................                343,812
                                                     -----------
COMMUNICATIONS -- 0.7%
    American Power Conversion Corp. .....    5,100       134,512
                                                     -----------
COMPUTER HARDWARE -- 4.3%
    Imation Corp.*.......................    3,900       130,894
    Network Appliance, Inc.*.............    1,400       116,287
    Sanmina Corp.*.......................    1,700       169,787
    SCI Systems, Inc.*...................    2,500       205,469
    Symbol Technologies, Inc. ...........    2,300       146,194
                                                     -----------
    TOTAL COMPUTER HARDWARE..............                768,631
                                                     -----------


                                           SHARES       VALUE
                                           ------       -----
COMPUTER SERVICES & SOFTWARE -- 15.5%
    Adobe Systems, Inc. .................    3,100   $   208,475
    Citrix Systems, Inc. ................    2,100       258,300
    Concord EFS, Inc. ...................    7,200       185,400
    Convergys Corp.*.....................    1,700        52,275
    Intuit, Inc. ........................    5,200       311,675
    Legato Systems, Inc. ................    2,000       137,625
    Rational Software Corp.*.............    3,900       191,587
    Siebel Systems, Inc. ................    7,100       596,400
    Symantec Corp.*......................    2,600       152,425
    VERITAS Software Corp. ..............    4,950       708,469
                                                     -----------
    TOTAL COMPUTER SERVICES & SOFTWARE...              2,802,631
                                                     -----------
COSMETICS & TOILETRIES -- 0.9%
    Church and Dwight, Inc. .............    5,800       154,787
                                                     -----------
ENERGY RELATED -- 3.3%
    BJ Services Co.*.....................    4,100       171,431
    Ensco International, Inc. ...........    7,800       178,425
    Tidewater, Inc. .....................    2,300        82,800
    Transocean Sedco Forex, Inc. ........    4,700       158,329
                                                     -----------
    TOTAL ENERGY RELATED.................                590,985
                                                     -----------
ENTERTAINMENT -- 1.1%
    Brunswick Corp. .....................    3,900        86,775
    Harrah's Entertainment, Inc.*........    4,000       105,750
                                                     -----------
    TOTAL ENTERTAINMENT..................                192,525
                                                     -----------
FINANCIAL SERVICES -- 1.2%
    Bear Stearns Cos., Inc. .............    2,500       106,875
    T. Rowe Price Associates, Inc. ......    3,000       110,812
                                                     -----------
    TOTAL FINANCIAL SERVICES.............                217,687
                                                     -----------
FOODS -- 2.2%
    Hormel Foods Corp. ..................    4,500       182,812
    IBP, Inc. ...........................    6,800       122,400
    McCormick & Co., Inc. ...............    3,100        92,225
                                                     -----------
    TOTAL FOODS..........................                397,437
                                                     -----------
HOSPITAL MANAGEMENT & SERVICES -- 2.2%
    Lincare Holdings, Inc.*..............    4,000       138,750
    Trigon Healthcare, Inc.*.............    4,900       144,550
    Wellpoint Health Networks, Inc.*.....    1,600       105,500
                                                     -----------
    TOTAL HOSPITAL MANAGEMENT &
      SERVICES...........................                388,800
                                                     -----------
INSURANCE -- 2.5%
    AMBAC Financial Group................    3,000       156,562
    Everest Reinsurance Holdings,
      Inc. ..............................    4,700       104,869
    PMI Group, Inc. .....................    3,900       190,369
                                                     -----------
    TOTAL INSURANCE......................                451,800
                                                     -----------
MACHINERY & EQUIPMENT -- 1.8%
    Briggs & Stratton Corp. .............    3,000       160,875
    Illinois Tool Works, Inc. ...........        1            68
    Pentair, Inc. .......................    4,100       157,850
                                                     -----------
    TOTAL MACHINERY & EQUIPMENT..........                318,793
                                                     -----------
MEDIA -- 1.9%
    Univision Communications, Inc.,
      Class A*...........................    3,400       347,438
                                                     -----------
MEDICAL SUPPLIES & EQUIPMENT -- 2.2%
    Bard, (C.R.), Inc. ..................    3,200       169,600
    Beckman Coulter, Inc. ...............    1,800        91,575
    Genzyme Corp. .......................    3,100       139,500
                                                     -----------
    TOTAL MEDICAL SUPPLIES & EQUIPMENT...                400,675
                                                     -----------

MID-CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (CONCLUDED)
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
METALS & MINING -- 0.8%
    Worthington Industries, Inc. ........    8,300   $   137,469
                                                     -----------
OFFICE SUPPLIES -- 0.6%
    Avery-Dennison Corp. ................    1,600       116,600
                                                     -----------
OIL & GAS EXPLORATION -- 1.6%
    Kerr-McGee Corp. ....................    1,800       111,600
    Murphy Oil Corp. ....................    3,100       177,862
                                                     -----------
    TOTAL OIL & GAS EXPLORATION..........                289,462
                                                     -----------
PAPER & FOREST PRODUCTS -- 0.9%
    Georgia Pacific Corp. ...............    6,800       167,450
                                                     -----------
PHARMACEUTICALS -- 6.0%
    Biogen, Inc. ........................    5,300       447,850
    Forest Laboratories, Inc.*...........    3,200       196,600
    IVAX Corp.*..........................    6,100       157,075
    MedImmune, Inc.*.....................    1,200       199,050
    VISX, Inc. ..........................    1,700        87,975
                                                     -----------
    TOTAL PHARMACEUTICALS................              1,088,550
                                                     -----------
PRINTING & PUBLISHING -- 2.1%
    Houghton Mifflin Co. ................    1,600        67,500
    Reader's Digest Association, Inc.,
      Class A............................    3,400        99,450
    Scholastic Corp.*....................    1,600        99,500
    Washington Post Co., Class B.........      201       111,731
                                                     -----------
    TOTAL PRINTING & PUBLISHING..........                378,181
                                                     -----------
RECREATION -- 1.0%
    Harley-Davidson, Inc. ...............    2,800       179,375
                                                     -----------
RESTAURANT/LODGING -- 1.5%
    Brinker International, Inc.*.........    5,900       141,600
    Darden Restaurants, Inc. ............    7,200       130,500
                                                     -----------
    TOTAL RESTAURANT/LODGING.............                272,100
                                                     -----------
RETAIL -- 3.6%
    Abercrombie & Fitch Co., Class A.....    5,200       138,775
    BJ's Wholesale Club, Inc. ...........    3,300       120,450
    Hannaford Bros. Co. .................      900        62,381
    Ross Stores, Inc. ...................    8,000       143,500
    Tiffany & Co., Inc. .................    2,100       187,425
                                                     -----------
    TOTAL RETAIL.........................                652,531
                                                     -----------
SEMICONDUCTORS/INSTRUMENTATION -- 10.1%
    Adaptec, Inc.*.......................    2,600       129,675
    Analog Devices, Inc.*................    2,500       232,500
    Cypress Semiconductor Corp.*.........    7,500       242,813
    Linear Technology Corp. .............    1,300        93,031


                                           SHARES       VALUE
                                           ------       -----
    Microchip Technology, Inc.*..........    2,400   $   164,250
    Novellus Systems, Inc.*..............    1,200       147,037
    PMC-Sierra, Inc. ....................    1,300       208,406
    QLogic Corp. ........................    1,700       271,788
    Vishay Intertechnology, Inc. ........    5,200       164,450
    Xilinx, Inc. ........................    3,600       163,688
                                                     -----------
    TOTAL
      SEMICONDUCTORS/INSTRUMENTATION.....              1,817,638
                                                     -----------
TRANSPORTATION -- 1.0%
    Trinity Industries, Inc. ............    1,700        48,344
    USFreightways Corp. .................    2,700       129,263
                                                     -----------
    TOTAL TRANSPORTATION.................                177,607
                                                     -----------
UTILITIES -- ELECTRIC -- 7.0%
    Allegheny Energy, Inc. ..............    6,000       161,625
    Calpine Corp. .......................    2,600       166,400
    Conectiv, Inc. ......................    9,100       152,994
    DTE Energy Co. ......................    3,500       109,813
    Energy East Corp. ...................    8,300       172,744
    NSTAR................................    2,363        95,702
    Pinnacle West Capital Corp. .........    3,600       110,025
    Public Service Co. of New Mexico.....    7,200       117,000
    UtiliCorp United, Inc. ..............    9,000       174,939
                                                     -----------
    TOTAL UTILITIES -- ELECTRIC..........              1,261,242
                                                     -----------
UTILITIES -- GAS & PIPELINE -- 1.3%
    Keyspan Corp. .......................    4,800       111,300
    National Fuel Gas Co. ...............    2,500       116,250
                                                     -----------
    TOTAL UTILITIES -- GAS & PIPELINE....                227,550
                                                     -----------
UTILITIES -- TELEPHONE -- 1.7%
    Broadwing, Inc. .....................    2,900       106,938
    Telephone and Data Systems, Inc. ....    1,600       201,600
                                                     -----------
    TOTAL UTILITIES -- TELEPHONE.........                308,538
                                                     -----------
TOTAL COMMON STOCKS (COST $15,110,159)...             17,969,548
                                                     -----------
SHORT TERM INVESTMENTS -- 0.5%
    Temporary Investment Cash Fund.......   49,572        49,572
    Temporary Investment Fund............   49,571        49,571
                                                     -----------
TOTAL SHORT TERM INVESTMENTS (COST
  $99,143)...............................                 99,143
                                                     -----------
TOTAL INVESTMENTS -- 100.2% (COST
  $15,209,302)...........................             18,068,691
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (0.2%).................................                (34,671)
                                                     -----------
NET ASSETS -- 100.0%.....................            $18,034,020
                                                     ===========

--------------------------------------------------------------------------------
* Non-income producing security.

See Notes to Financial Statements.

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                            SHARES       VALUE
                                            ------       -----
COMMON STOCKS -- 94.8%
AEROSPACE -- 0.7%
    Alliant Techsystems, Inc. ............    1,200   $    74,775
                                                      -----------
AUTOMOTIVE PARTS & EQUIPMENT -- 2.0%
    Copart, Inc. .........................    1,800        78,300
    Mascotech, Inc. ......................    3,700        46,944
    Tower Automotive, Inc.*...............    5,400        83,362
                                                      -----------
    TOTAL AUTOMOTIVE PARTS & EQUIPMENT....                208,606
                                                      -----------
BANKS/SAVINGS & LOANS -- 5.4%
    Astoria Financial Corp. ..............    3,100        94,356
    Cullen/Frost Bankers, Inc. ...........    6,100       157,075
    FirstFed Financial Corp.*.............    4,600        64,687
    Hudson United Bancorp.................    3,399        86,887
    Trustmark Corp. ......................    3,900        84,277
    Webster Financial Corp. ..............    3,800        89,537
                                                      -----------
    TOTAL BANKS/SAVINGS & LOANS...........                576,819
                                                      -----------
BEVERAGES -- 0.7%
    Canandaigua Brands, Inc., Class A*....    1,500        76,500
                                                      -----------
BUILDING RELATED/APPLIANCE -- 5.4%
    AptarGroup, Inc. .....................    4,200       105,525
    Astec Industries, Inc. ...............    2,900        54,556
    Centex Construction Products, Inc. ...    1,800        70,200
    D.R. Horton, Inc. ....................    3,300        45,581
    Hughes Supply, Inc. ..................    3,400        73,312
    M.D.C. Holdings, Inc. ................    4,900        76,869
    Mohawk Industries, Inc.*..............    2,200        58,025
    Ryland Group, Inc. ...................    4,300        99,169
                                                      -----------
    TOTAL BUILDING RELATED/APPLIANCE......                583,237
                                                      -----------
BUSINESS/COMMERCIAL SERVICES -- 7.1%
    ADVO, Inc.*...........................    2,400        57,000
    Catalina Marketing Corp.*.............    1,200       138,900
    Dendrite International, Inc. .........    1,950        66,056
    FactSet Research Systems, Inc. .......    1,000        79,625
    Furniture Brands International,
      Inc.*...............................    3,100        68,200
    Interim Services, Inc.*...............    3,500        86,625
    Rent-A-Center, Inc. ..................    2,300        45,569
    True North Communications, Inc. ......    1,600        71,500
    Valassis Communications, Inc. ........    3,500       147,875
                                                      -----------
    TOTAL BUSINESS/COMMERCIAL SERVICES....                761,350
                                                      -----------
CHEMICALS -- 1.9%
    Cytec Industries, Inc.*...............    3,600        83,250
    Scotts Co., Class A*..................    3,000       120,750
                                                      -----------
    TOTAL CHEMICALS.......................                204,000
                                                      -----------
CLOTHING & APPAREL -- 1.2%
    Quicksilver, Inc.* ...................    2,100        32,550
    Springs Industries, Inc., Class A.....    2,500        99,844
                                                      -----------
    TOTAL CLOTHING & APPAREL..............                132,394
                                                      -----------
COMPUTER HARDWARE -- 1.9%
    Micros Systems, Inc.*.................    1,400       103,600
    Zebra Technologies Corp., Class A*....    1,700        99,450
                                                      -----------
    TOTAL COMPUTER HARDWARE...............                203,050
                                                      -----------
COMPUTER SERVICES & SOFTWARE -- 11.3%
    Affiliated Computer Services, Inc.*...    1,700        78,200
    American Management Systems, Inc.*....    3,600       112,950
    Aspen Technology, Inc.*...............    1,300        34,369
    Clarify, Inc.*........................      700        88,200
    Macromedia, Inc.*.....................    2,800       204,750


                                            SHARES       VALUE
                                            ------       -----
    MedQuist, Inc.*.......................    3,100   $    80,019
    Mercury Interactive Corp. ............    2,500       269,844
    National Computer Systems, Inc. ......    2,700       101,587
    Profit Recovery Group International,
      Inc. ...............................    2,200        58,437
    Rational Software Corp.*..............    1,600        78,600
    Remedy Corp.*.........................    2,100        99,487
                                                      -----------
    TOTAL COMPUTER SERVICES & SOFTWARE....              1,206,443
                                                      -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.5%
    C&D Technologies, Inc. ...............    1,700        72,250
    Three-Five Systems, Inc. .............    2,266        92,906
                                                      -----------
    TOTAL ELECTRONIC COMPONENTS &
      EQUIPMENT...........................                165,156
                                                      -----------
ENERGY RELATED -- 1.2%
    Newfield Exploration Co.*.............    3,000        80,250
    Offshore Logistics, Inc.*.............    5,500        51,562
                                                      -----------
    TOTAL ENERGY RELATED..................                131,812
                                                      -----------
ENTERTAINMENT -- 0.3%
    Polaris Industries, Inc. .............    1,000        36,250
                                                      -----------
FARMING & AGRICULTURE -- 0.2%
    Delta & Pine Land Co. ................    1,100        19,112
                                                      -----------
FINANCIAL SERVICES -- 2.7%
    Advanta Corp., Class A................    1,500        27,375
    AmeriCredit Corp.*....................    8,100       149,850
    Metris Companies, Inc. ...............    1,600        57,100
    SEI Investments Co. ..................      500        59,508
                                                      -----------
    TOTAL FINANCIAL SERVICES..............                293,833
                                                      -----------
FOODS -- 1.1%
    Corn Products International, Inc. ....    2,600        85,150
    Ralcorp Holdings, Inc.*...............    1,700        33,894
                                                      -----------
    TOTAL FOODS...........................                119,044
                                                      -----------
HEALTHCARE SERVICES -- 1.6%
    Bindley Western Industries, Inc. .....    2,900        43,681
    Coventry Health Care, Inc.*...........    4,400        29,700
    Orthodontic Centers of America,
      Inc.*...............................    3,300        39,394
    Trigon Healthcare, Inc.*..............    1,800        53,100
                                                      -----------
    TOTAL HEALTHCARE SERVICES.............                165,875
                                                      -----------
HOSPITAL SUPPLY & EQUIPMENT -- 3.0%
    CONMED Corp.*.........................    2,100        54,337
    Cooper Companies, Inc. ...............      700        21,088
    Datascope Corp. ......................    1,900        76,000
    Mentor Corp. .........................    2,000        51,875
    Patterson Dental Co.*.................    2,200        93,775
    VISIX, Inc. ..........................      500        25,875
                                                      -----------
    TOTAL HOSPITAL SUPPLY & EQUIPMENT.....                322,950
                                                      -----------
HOTEL/RESTAURANT MANAGEMENT -- 0.6%
    MeriStar Hospitality Corp. ...........    1,800        28,800
    Station Casinos, Inc. *...............    1,400        31,412
                                                      -----------
    TOTAL HOTEL/RESTAURANT MANAGEMENT.....                 60,212
                                                      -----------
INSURANCE -- 2.4%
    Delphi Financial Group, Inc., Class
      A...................................    1,321        39,630
    E. W. Blanch Holdings, Inc. ..........      600        36,750
    Enhance Financial Services Group,
      Inc. ...............................    2,200        35,750
    Radian Group, Inc. ...................    1,900        90,725
    Renaissance Holdings Ltd. ............    1,300        53,137
                                                      -----------
    TOTAL INSURANCE.......................                255,992
                                                      -----------

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (CONCLUDED)
--------------------------------------------------------------------------------


                                            SHARES       VALUE
                                            ------       -----
MACHINERY & EQUIPMENT -- 2.6%
    JLG Industries, Inc. .................    5,600   $    88,900
    Manitowoc Co., Inc. ..................    2,100        71,400
    Terex Corp. ..........................    4,300       119,325
                                                      -----------
    TOTAL MACHINERY & EQUIPMENT...........                279,625
                                                      -----------
METALS & MINING -- 2.2%
    Mueller Industries, Inc.*.............    2,100        76,125
    Quanex Corp. .........................    2,900        73,950
    Texas Industries, Inc. ...............    2,000        85,125
                                                      -----------
    TOTAL METALS & MINING.................                235,200
                                                      -----------
OIL (DOMESTIC) -- 0.8%
    Devon Energy Corp. ...................      900        29,588
    Stone Energy Corp.*...................    1,500        53,438
                                                      -----------
    TOTAL OIL (DOMESTIC)..................                 83,026
                                                      -----------
PHARMACEUTICALS -- 5.8%
    Alpharma, Inc., Class A...............    2,900        89,175
    Dura Pharmaceuticals, Inc.*...........    4,100        57,144
    IDEC Pharmaceuticals Corp. ...........    1,600       157,200
    Jones Pharma, Inc. ...................    3,050       132,484
    Medicis Pharmaceutical Corp., Class
      A...................................    1,600        68,100
    Priority Healthcare Corp., Class B....    1,277        36,953
    Shire Pharmaceuticals Group*..........    2,919        85,016
                                                      -----------
    TOTAL PHARMACEUTICALS.................                626,072
                                                      -----------
PRINTING & PUBLISHING -- 0.7%
    Scholastic Corp.*.....................    1,200        74,625
                                                      -----------
RESTAURANT/LODGING -- 2.0%
    Applebee's International, Inc. .......    2,100        61,950
    CEC Entertainment, Inc. ..............    2,900        82,288
    Jack in the Box, Inc.*................    3,600        74,475
                                                      -----------
    TOTAL RESTAURANT/LODGING..............                218,713
                                                      -----------
RETAIL FOOD/DRUG -- 0.7%
    Whole Foods Market, Inc.*.............      700        32,462
    Wild Oats Markets, Inc. ..............    1,950        43,266
                                                      -----------
    TOTAL RETAIL FOOD/DRUG................                 75,728
                                                      -----------
RETAIL & MERCHANDISING -- 5.6%
    Ames Department Stores, Inc.*.........    2,800        80,675
    Ann Taylor Stores Corp.*..............    2,700        92,981
    Cost Plus, Inc. ......................    1,200        42,750
    Linens 'n Things, Inc.*...............    2,000        59,250
    Men's Wearhouse, Inc.*................    3,800       111,625
    Talbots, Inc. ........................    1,900        84,788
    Zale Corp.*...........................    2,700       130,613
                                                      -----------
    TOTAL RETAIL & MERCHANDISING..........                602,682
                                                      -----------
SEMICONDUCTORS/INSTRUMENTATION -- 8.9%
    Alpha Industries, Inc. ...............    1,800       103,163
    Burr-Brown Corp. .....................    2,700        97,538


                                            SHARES       VALUE
                                            ------       -----
    CTS Corp. ............................    2,000   $   150,750
    Cymer, Inc.*..........................    1,400        64,400
    Dallas Semiconductor Corp. ...........    1,200        77,325
    Kemet Corp.*..........................    3,100       139,694
    Lattice Semiconductor Corp. ..........    1,300        61,262
    Novellus Systems, Inc.*...............    1,100       134,784
    PMC-Sierra, Inc. .....................      800       128,250
                                                      -----------
    TOTAL
      SEMICONDUCTORS/INSTRUMENTATION......                957,166
                                                      -----------
TELECOMMUNICATIONS -- 5.8%
    Aspect Communications Corp.*..........    2,700       105,638
    CommScope, Inc.*......................    3,800       153,187
    Powerwave Technologies, Inc.*.........    1,300        75,887
    Proxim, Inc.*.........................      900        99,000
    TALK.com, Inc.*.......................    2,700        47,925
    Xircom, Inc.*.........................    1,800       135,000
                                                      -----------
    TOTAL TELECOMMUNICATIONS..............                616,637
                                                      -----------
TRANSPORTATION -- 3.2%
    Expeditors International of
      Washington, Inc. ...................    1,100        48,194
    M.S. Carriers, Inc.*..................    3,400        81,175
    Roadway Express, Inc. ................    2,700        58,388
    Rollins Truck Leasing.................        1            12
    USFreightways Corp. ..................    3,300       157,988
                                                      -----------
    TOTAL TRANSPORTATION..................                345,757
                                                      -----------
UTILITIES -- 0.6%
    UTI Energy Corp. .....................    2,500        57,656
                                                      -----------
UTILITIES -- ELECTRIC -- 2.1%
    Calpine Corp.*........................    1,100        70,400
    TNP Enterprises, Inc. ................    2,100        86,625
    United Illuminating Co. ..............    1,300        66,788
                                                      -----------
    TOTAL UTILITIES -- ELECTRIC...........                223,813
                                                      -----------
UTILITIES -- GAS & PIPELINE -- 1.6%
    Energen Corp. ........................    3,900        70,444
    Piedmont Natural Gas Co., Inc. .......    1,300        39,325
    Southwest Gas Corp. ..................    2,800        64,400
                                                      -----------
    TOTAL UTILITIES -- GAS & PIPELINE.....                174,169
                                                      -----------
TOTAL COMMON STOCKS (COST $8,668,875).....             10,168,279
                                                      -----------
SHORT TERM INVESTMENTS -- 5.2%
    Temporary Investment Cash Fund........  276,268       276,268
    Temporary Investment Fund.............  276,267       276,267
                                                      -----------
TOTAL SHORT TERM INVESTMENTS (COST
  $552,535)...............................                552,535
                                                      -----------
TOTAL INVESTMENTS -- 100.0% (COST
  $9,221,410).............................             10,720,814
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.0%.....................                  3,353
                                                      -----------
NET ASSETS -- 100.0%......................            $10,724,167
                                                      ===========

--------------------------------------------------------------------------------
* Non-income producing security.

See Notes to Financial Statements.

INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
COMMON STOCKS -- 96.6%
AUSTRALIA -- 1.2%
    Broken Hill Proprietary Co. Ltd. ....    5,873   $    77,175
    Mount Isa Mines Holdings Ltd. .......   36,612        37,765
    Pasminco Ltd.*.......................   50,454        55,358
                                                     -----------
    TOTAL AUSTRALIA......................                170,298
                                                     -----------
BRAZIL -- 2.0%
    Embartel Participacoes SA ADR........    2,400        65,400
    Petroleo Brasileiro SA Preferred ....  269,500        68,624
    Telecomunicacoes Brasileiras SA ADR
      Pfd. ..............................    1,300       167,050
                                                     -----------
    TOTAL BRAZIL.........................                301,074
                                                     -----------
CANADA -- 1.0%
    Alcan Aluminium Ltd. ................    3,700       152,255
                                                     -----------
DENMARK -- 0.1%
    Tele Danmark AS, Class B.............      270        20,041
                                                     -----------
FINLAND -- 3.6%
    Nokia AB Oyj.........................    2,321       420,767
    UPM-Kymmene Corp. Oyj................    2,700       108,772
                                                     -----------
    TOTAL FINLAND........................                529,539
                                                     -----------
FRANCE -- 12.8%
    Air Liquide SA.......................      800       133,911
    Aventis Delivery Rights SA*..........    2,731       159,512
    Axa..................................    1,570       218,842
    Banque Nationale de Paris............    1,302       120,116
    Carrefour Supermarche................      700       129,087
    Compagnie de Saint Gobain............      700       131,625
    Compagnie Generale des Etablissements
      Michelin, Class B..................    1,900        74,630
    France Telecom SA....................      700        92,567
    L'Oreal SA...........................      200       160,439
    Pinault-Printemps-Redoute SA.........      400       105,549
    Societe Generale Paris...............      994       231,256
    Suez Lyonnaise des Eaux..............      400        64,095
    Total Fina SA, Class B...............    2,012       268,496
                                                     -----------
    TOTAL FRANCE.........................              1,890,125
                                                     -----------
GERMANY -- 8.2%
    BASF AG..............................    1,500        78,407
    Deutsche Bank AG.....................    1,000        84,651
    Deutsche Telekom AG..................    1,300        91,454
    Linde AG.............................    1,538        84,885
    Mannesmann AG........................    1,550       375,285
    Muenchener Rueckversicherungs-
      Gesellschaft AG....................      557       141,929
    Siemans AG...........................    2,280       291,631
    VEBA AG..............................    1,200        58,616
                                                     -----------
    TOTAL GERMANY........................              1,206,858
                                                     -----------
HONG KONG -- 3.0%
    Cheung Kong Holdings Ltd. ...........   12,000       152,441
    China.com Corp. .....................    1,900       149,388
    China Telecom Ltd.*..................   15,300        95,656
    China Telecom Ltd. ADR*..............      400        51,425
                                                     -----------
    TOTAL HONG KONG......................                448,910
                                                     -----------
HUNGARY -- 0.0%
    Magyar Tavkozlesi Rt ADR.............      200         7,200
                                                     -----------


                                           SHARES       VALUE
                                           ------       -----
INDIA -- 1.0%
    Gujarat Ambuja Cement GDR............    1,000   $     7,680
    Hindalco Industries Ltd. GDR.........      700        16,506
    Larsen & Toubro Ltd. GDR.............    1,200        39,900
    State Bank of India GDR..............    3,200        39,040
    Videsh Sanchar Nigam Ltd. GDR 144A...    2,300        47,805
                                                     -----------
    TOTAL INDIA..........................                150,931
                                                     -----------
IRELAND -- 0.7%
    Allied Irish Banks PLC...............    8,362        95,335
                                                     -----------
ITALY -- 4.2%
    Mediaset SPA.........................   11,300       175,720
    San Paolo-IMI SPA....................    7,700       104,616
    Telecom Italia Mobile SPA............   18,800       209,983
    Telecom Italia SPA...................    9,000       126,901
                                                     -----------
    TOTAL ITALY..........................                617,220
                                                     -----------
JAPAN -- 23.9%
    Dai Nippon Printing Co. Ltd. ........   11,000       175,492
    Daiwa Bank Ltd. .....................   19,000        55,789
    Eisai Co. Ltd. ......................    3,000        57,698
    Fuji Machine Manufacturing Co. ......      800        64,520
    Fujisawa Pharmaceutical Co. Ltd. ....    5,000       121,366
    Fujitsu Support & Service, Inc. .....      100        49,036
    Hitachi Ltd. ........................   15,000       240,775
    Hoya Corp. ..........................    3,000       236,371
    Internet Initiative Japan, Inc.
      ADR*...............................      900        87,469
    Itochu Techno Science Corp.*.........      100        62,347
    Marubeni Corp. ......................   24,000       100,773
    Matsumotokiyoshi.....................    2,000       154,840
    Minebea Co. Ltd. ....................    6,000       102,946
    Nichiei Co. Ltd. ....................    1,300        28,247
    Nikko Securities Co. Ltd. ...........   13,000       164,520
    Nippon Telegraph & Telephone
      Corp.*.............................   10,000       171,283
    NTT Mobile Communications............    6,000       230,792
    Omron Corp. .........................    6,000       138,299
    Sharp Corp. .........................    4,000       102,378
    Softbank Corp. ......................      300       287,168
    Sony Corp. ..........................    1,500       444,847
    Takeda Chemical Industries Ltd. .....    2,000        98,855
    Takefuji Corp. ......................      700        87,628
    Tokyo Style Co. Ltd. ................    7,000        57,551
    Trans Cosmos, Inc. ..................      200        85,348
    Uni-Charm Corp. .....................    1,900       109,533
                                                     -----------
    TOTAL JAPAN..........................              3,515,871
                                                     -----------
KOREA -- 1.2%
    Korea Telecom Corp. ADR*.............      760        56,810
    Korea Telecom Corp.*.................       70        11,035
    LG Investment & Securities Co.
      Ltd.*..............................      401         1,059
    Samsung Electronics..................      270        63,250
    Samsung Electronics Co. Ltd. GDR.....      100        11,741
    Shinhan Bank Co. ....................    2,630        28,489
                                                     -----------
    TOTAL KOREA..........................                172,384
                                                     -----------
MEXICO -- 1.7%
    Fomento Economico Mexicano SA de CV
      ADR................................    1,000        44,500
    Grupo Televisa GDR*..................    1,300        88,725
    Telefonos de Mexico SA ADR...........    1,000       112,500
                                                     -----------
    TOTAL MEXICO.........................                245,725
                                                     -----------

INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (CONTINUED)
--------------------------------------------------------------------------------


                                           SHARES       VALUE
                                           ------       -----
NETHERLANDS -- 7.2%
    Fortis (NL) NV.......................    3,300   $   118,819
    ING Groep NV.........................    2,438       147,179
    Koninklijke KPN NV...................    3,121       304,587
    Koninklijke (Royal) Philips
      Electronics NV.....................    1,378       187,360
    KPNQwest NV*.........................    1,300        82,875
    Royal Dutch Petroleum Co. ...........    1,600        98,056
    United Pan-Europe Communications NV
      ADR*...............................      500        63,750
    United Pan-Europe Communications
      NV*................................      500        63,954
                                                     -----------
    TOTAL NETHERLANDS....................              1,066,580
                                                     -----------
SINGAPORE -- 0.8%
    Oversea-Chinese Banking Corp.
      Ltd. ..............................    8,400        77,166
    Overseas Union Bank Ltd. ............    6,852        40,112
                                                     -----------
    TOTAL SINGAPORE......................                117,278
                                                     -----------
SPAIN -- 4.2%
    Banco Popular Espanol SA.............    1,300        84,777
    Endesa SA............................    5,500       109,180
    Repsol SA............................    2,700        62,598
    Telefonica SA........................    5,000       124,887
    Telefonica SA ADR....................    2,993       235,861
                                                     -----------
    TOTAL SPAIN..........................                617,303
                                                     -----------
SWEDEN -- 2.2%
    Ericsson, (L.M.) Telephone Co., Class
      B..................................    4,000       257,170
    Hennes Mauritz AB, Class B*..........    2,080        69,676
                                                     -----------
    TOTAL SWEDEN.........................                326,846
                                                     -----------
SWITZERLAND -- 4.3%
    Credit Suisse Group..................      760       151,065
    Holderbank Financiere Glarus AG......      100       136,909
    Nestle SA............................       96       175,866
    Roche Holdings AG....................       14       166,175
                                                     -----------
    TOTAL SWITZERLAND....................                630,015
                                                     -----------
THAILAND -- 0.2%
    Siam Commercial Bank Warrants*.......      200            82
    Siam Commercial Warrants*............   50,000        23,231
                                                     -----------
    TOTAL THAILAND.......................                 23,313
                                                     -----------
UNITED KINGDOM -- 13.1%
    Abbey National PLC...................    3,300        52,772
    Anglo American PLC...................    1,100        73,117
    AstraZeneca Group PLC................    1,100        45,629
    AstraZeneca Group PLC ADR............      900        37,575


                                           SHARES       VALUE
                                           ------       -----
    Barclays PLC.........................    3,700   $   106,503
    BP Amoco PLC.........................   24,660       247,962
    British Airways PLC..................   19,600       127,906
    British Telecommunications PLC.......    5,231       127,843
    Imperial Chemical Industries PLC.....    8,000        84,706
    Invensys PLC.........................   32,400       176,371
    National Westminster Bank PLC........    4,700       100,972
    Peninsular & Oriental Steam
      Navigation Co. PLC.................    4,500        75,087
    Prudential Corp. PLC.................    7,500       147,800
    Scottish Power UK PLC................    9,200        69,697
    Smith and Nephew PLC.................   38,700       131,275
    Smithkline Beecham PLC...............   13,862       176,891
    Standard Chartered PLC...............    3,820        59,298
    Tomkins PLC..........................   15,900        51,623
    Vodafone AirTouch PLC................    7,905        39,169
                                                     -----------
    TOTAL UNITED KINGDOM.................              1,932,196
                                                     -----------
TOTAL COMMON STOCKS (COST $10,440,780)...             14,237,297
                                                     -----------

                                    MATURITY   PAR
                                      DATE    (000)
                                    --------  -----
REPURCHASE AGREEMENT -- 3.9%
    Lehman Brothers, Inc.
      2.50% dated 12/31/99,
      repurchase price $580,120.83
      (collateralized by
      $2,060,000 U.S. Treasury
      Strips, 05/15/18, market
      value $594,435.54)
      (Cost $580,000).............  01/03/00  $580       580,000
                                                     -----------
TOTAL INVESTMENTS -- 100.5% (COST
  $11,020,780)..............................          14,817,297
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.5)%..........................             (76,833)
                                                     -----------
NET ASSETS -- 100.0%........................         $14,740,464
                                                     ===========

Foreign currency exchange contract outstanding at December 31, 1999:

                                     VALUE AT
   FORWARD FOREIGN     SETTLEMENT   SETTLEMENT   CURRENT    UNREALIZED
  CURRENCY CONTRACT       DATE         DATE       VALUE    APPRECIATION
-----------------------------------------------------------------------
PURCHASE CONTRACT:
  UK Pounds             01/04/00      $7,260     $7,299        $39
                                      ======     ======        ===

--------------------------------------------------------------------------------

* Non-income producing security.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, this security amounted to 0.3% of net assets.

ADR -- American Depositary Receipt.

GDR -- Global Depositary Receipt.

See Notes to Financial Statements.

INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999 (CONCLUDED)
--------------------------------------------------------------------------------

The following is a breakdown of the Fund by Industry Classifications as of December 31, 1999 (Unaudited):

INDUSTRY
  Apparel & Textile...................................    0.9%
  Automotive..........................................    0.5%
  Banks...............................................   11.3%
  Business Services...................................    2.1%
  Chemicals...........................................    2.1%
  Communications......................................    4.2%
  Computers & Office Equipment........................    3.4%
  Construction & Housing..............................    1.0%
  Electrical & Electronics............................   15.8%
  Energy..............................................    5.7%
  Financial Services..................................    2.8%
  Food/Beverage/Tobacco...............................    1.5%
  Household Products..................................    1.1%
  Insurance...........................................    3.6%
  Leisure & Tourism...................................    0.9%
  Machinery & Manufacturing...........................    2.7%
  Media...............................................    7.6%
  Medical Products....................................    2.6%
  Metals & Mining.....................................    3.9%
  Paper & Forest Products.............................    1.5%
  Pharmaceuticals.....................................    6.1%
  Retail..............................................    2.7%
  Transportation......................................    0.5%
  Utilities -- Electric & Gas.........................    1.6%
  Utilities -- Telephone..............................   13.9%
                                                        -----
TOTAL COMMON STOCKS...................................  100.0%
                                                        =====

--------------------------------------------------------------------------------

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                MONEY MARKET        MANAGED
                                                                    FUND           BOND FUND
                                                                -----------------------------
ASSETS
  Investments in securities at value(a).....................     $5,605,264       $17,358,359
  Repurchase agreements(b)..................................        519,000                --
  Cash......................................................            193                --
  Receivable for:
     Dividends and interest.................................         26,074           225,994
     Fund shares sold.......................................          3,579            62,983
  Prepaid expenses..........................................            424             1,007
  Unrealized appreciation on foreign currency exchange
     contract...............................................             --                --
                                                                 ----------       -----------
          Total Assets......................................      6,154,534        17,648,343
                                                                 ----------       -----------
LIABILITIES
  Payable for:
     Securities purchased...................................             --                --
     Accrued investment advisory fees.......................          1,042             5,523
     Accrued shareholder servicing and transfer agent
      fees..................................................          1,093             3,136
     Accrued expenses.......................................          8,078            26,715
     Fund shares redeemed...................................             --                --
                                                                 ----------       -----------
          Total Liabilities.................................         10,213            35,374
                                                                 ----------       -----------
Net Assets..................................................     $6,144,321       $17,612,969
                                                                 ==========       ===========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized, $.001
  par value per share)......................................     $    6,144       $     1,812
Additional paid-in capital..................................      6,138,177        18,312,557
Undistributed net investment income (loss)..................             --            19,459
Accumulated net realized gain (loss) on investments,
  futures, and foreign currency transactions................             --          (103,258)
Accumulated net unrealized appreciation/depreciation on
  investments, futures, foreign currency transactions, and
  forward currency contracts................................             --          (617,601)
                                                                 ----------       -----------
Net Assets..................................................     $6,144,321       $17,612,969
                                                                 ==========       ===========
Shares outstanding..........................................      6,144,321         1,812,548
Net asset value, offering and redemption price per share....     $     1.00       $      9.72
                                                                 ==========       ===========
(a) Cost:...................................................     $5,605,264(1)    $17,975,960(1)
                                                                 ==========       ===========
(b) Cost:...................................................     $  519,000       $        --
                                                                 ==========       ===========

--------------------------------------------------------------------------------

(1) Amortized Cost.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

      CAPITAL
      INCOME       BLUE CHIP      MID-CAP     AGGRESSIVE    INTERNATIONAL
       FUND          FUND       EQUITY FUND   GROWTH FUND       FUND
-------------------------------------------------------------------------
    $28,909,297   $41,913,625   $18,068,691   $10,720,814    $14,237,297
             --            --           --            --         580,000
             --            --            1            --             982
        111,886        39,017        8,285         7,583          30,755
             --            --           --         8,734              --
          1,537         2,273          276            10             347
             --            --           --            --              39
    -----------   -----------   -----------   -----------    -----------
     29,022,720    41,954,915   18,077,253    10,737,141      14,849,420
    -----------   -----------   -----------   -----------    -----------
             --            --           --            --          23,112
         11,546        17,475        7,717         5,285           7,744
          4,992         7,195        2,330         1,819           2,464
         39,368        57,216       28,253         5,870          54,801
          9,017        44,529        4,933            --          20,835
    -----------   -----------   -----------   -----------    -----------
         64,923       126,415       43,233        12,974         108,956
    -----------   -----------   -----------   -----------    -----------
    $28,957,797   $41,828,500   $18,034,020   $10,724,167    $14,740,464
    ===========   ===========   ===========   ===========    ===========
    $     2,090   $     2,447   $    1,247    $      977     $     1,049
     22,833,606    29,694,323   14,396,246    10,309,186      11,009,318
             --            --           --            --         (20,686)
        535,457       321,771      777,138    (1,085,400)        (40,127)
      5,586,644    11,809,959    2,859,389     1,499,404       3,790,910
    -----------   -----------   -----------   -----------    -----------
    $28,957,797   $41,828,500   $18,034,020   $10,724,167    $14,740,464
    ===========   ===========   ===========   ===========    ===========
      2,089,571     2,447,475    1,246,680       976,778       1,049,293
    $     13.86   $     17.09   $    14.47    $    10.98     $     14.05
    ===========   ===========   ===========   ===========    ===========
    $23,322,653(1) $30,103,666  $15,209,302   $9,221,410     $10,440,780
    ===========   ===========   ===========   ===========    ===========
    $        --   $        --   $       --    $       --     $   580,000
    ===========   ===========   ===========   ===========    ===========

PACIFIC INNOVATIONS TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                MONEY MARKET        MANAGED
                                                                    FUND           BOND FUND
                                                                -----------------------------
INVESTMENT INCOME
  Interest..................................................      $325,636        $ 1,103,376
  Dividends.................................................            --                 --
     Less Foreign withholding taxes.........................            --                 --
                                                                  --------        -----------
          Total Investment Income...........................       325,636          1,103,376
                                                                  --------        -----------
EXPENSES
  Investment advisory fees..................................        12,658             63,448
  Shareholder servicing fees................................        10,126             29,004
  Accounting fees...........................................         4,747             13,596
  Custodian fees............................................        29,333             14,090
  Professional fees.........................................         9,991             25,305
  Reports to shareholders...................................         4,613             14,308
  Trustees' fees and expenses...............................         2,742              5,792
  Insurance expenses........................................         1,285              3,629
  Miscellaneous expenses....................................        11,005             24,117
                                                                  --------        -----------
          Total Expenses....................................        86,500            193,289
          Less: Advisory fee waivers and expense
            reimbursements..................................       (48,526)           (57,329)
                                                                  --------        -----------
          Net Expenses......................................        37,974            135,960
                                                                  --------        -----------
Net Investment Income (Loss)................................       287,662            967,416
                                                                  --------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
     Investments, futures, and foreign currency
      transactions..........................................            --           (128,618)
  Net change in unrealized appreciation (depreciation) on
     investments, futures, foreign currency transactions,
     and forward currency contracts.........................            --           (906,890)
                                                                  --------        -----------
Net Realized and Unrealized Gain (Loss) on Investments,
  Futures and Foreign Currency Transactions.................            --         (1,035,508)
                                                                  --------        -----------
     Net Increase (Decrease) in Net Assets from
      Operations............................................      $287,662        $   (68,092)
                                                                  ========        ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

     CAPITAL
      INCOME     BLUE CHIP      MID-CAP     AGGRESSIVE    INTERNATIONAL
       FUND         FUND      EQUITY FUND   GROWTH FUND       FUND
    -------------------------------------------------------------------
    $  523,993   $   29,356   $   49,257    $   10,919     $   32,611
       566,236      414,341      130,413        68,450        213,973
          (208)          --           --            --        (10,377)
    ----------   ----------   ----------    ----------     ----------
     1,090,021      443,697      179,670        79,369        236,207
    ----------   ----------   ----------    ----------     ----------
       122,897      193,340       82,580        60,587         77,356
        42,747       60,657       25,908        16,430         19,339
        20,037       28,433       12,144         7,702          9,065
        16,523       23,275       24,739        15,171        103,067
        34,346       48,162       21,571         9,582         15,724
        19,962       28,908       11,445         6,683          5,656
         8,300       10,767        4,896         3,292          6,070
         5,180        7,153        3,736         2,629          2,699
        32,056       41,594       19,361        11,973         29,463
    ----------   ----------   ----------    ----------     ----------
       302,048      442,289      206,380       134,049        268,439
       (69,613)     (85,932)     (54,172)      (28,279)      (118,562)
    ----------   ----------   ----------    ----------     ----------
       232,435      356,357      152,208       105,770        149,877
    ----------   ----------   ----------    ----------     ----------
       857,586       87,340       27,462       (26,401)        86,330
    ----------   ----------   ----------    ----------     ----------
     1,646,798    3,322,668    2,162,649      (626,640)     1,639,374
     3,632,651    3,861,522       13,448     1,084,698      2,639,880
    ----------   ----------   ----------    ----------     ----------
     5,279,449    7,184,190    2,176,097       458,058      4,279,254
    ----------   ----------   ----------    ----------     ----------
    $6,137,035   $7,271,530   $2,203,559    $  431,657     $4,365,584
    ==========   ==========   ==========    ==========     ==========

PACIFIC INNOVATIONS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          MONEY MARKET FUND               MANAGED BOND FUND              CAPITAL INCOME FUND
                                    -----------------------------   -----------------------------   -----------------------------
                                    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                       ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        1999            1998            1999            1998            1999            1998
                                    ---------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)....  $   287,662     $   300,809     $   967,416     $   853,582     $   857,586     $   727,595
  Net realized gain (loss) on
    investments, futures, and
    foreign currency
    transactions..................           --              --        (128,618)         43,500       1,646,798        (682,329)
  Net change in unrealized
    appreciation (depreciation) on
    investments, futures, foreign
    exchange transactions, and
    forward currency contracts....           --              --        (906,890)        130,906       3,632,651       1,472,926
                                    -----------     -----------     -----------     -----------     -----------     -----------
    Net Increase (Decrease) in Net
      Assets from Operations......      287,662         300,809         (68,092)      1,027,988       6,137,035       1,518,192
                                    -----------     -----------     -----------     -----------     -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS
  Distributions to shareholders
    from net investment income....     (287,662)       (300,809)       (919,944)       (853,607)       (861,536)       (727,595)
  Distributions to shareholders
    from net capital gains........           --              --              --         (21,490)       (277,253)             --
  Distributions to shareholders in
    excess of net capital gains...           --              --              --              --              --              --
                                    -----------     -----------     -----------     -----------     -----------     -----------
    Total Dividends and
      Distributions to
      Shareholders................     (287,662)       (300,809)       (919,944)       (875,097)     (1,138,789)       (727,595)
                                    -----------     -----------     -----------     -----------     -----------     -----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold.......      378,758       4,092,858         793,172       6,609,441         267,845       8,036,993
  Net asset value of shares issued
    in reinvestment of dividends
    and distributions.............      288,515         300,975         919,944         875,097       1,138,789         727,595
  Cost of shares redeemed.........   (1,303,194)     (4,312,128)     (1,575,662)       (932,270)     (3,484,560)     (1,188,322)
                                    -----------     -----------     -----------     -----------     -----------     -----------
    Increase (Decrease) in Net
      Assets from Capital Share
      Transactions................     (635,921)         81,705         137,454       6,552,268      (2,077,926)      7,576,266
                                    -----------     -----------     -----------     -----------     -----------     -----------
      Total Increase (Decrease) in
         Net Assets...............     (635,921)         81,705        (850,582)      6,705,159       2,920,320       8,366,863
NET ASSETS
  Beginning of Year...............    6,780,242       6,698,537      18,463,551      11,758,392      26,037,477      17,670,614
                                    -----------     -----------     -----------     -----------     -----------     -----------
  End of Year(1)..................  $ 6,144,321     $ 6,780,242     $17,612,969     $18,463,551     $28,957,797     $26,037,477
                                    ===========     ===========     ===========     ===========     ===========     ===========
SHARES ISSUED AND REDEEMED
  Shares sold.....................      378,758       4,092,858          78,817         645,696          22,191         708,320
  Shares issued in reinvestment of
    dividends and distributions...      288,515         300,975          92,498          85,546          84,292          63,214
  Shares redeemed.................   (1,303,194)     (4,312,128)       (158,164)        (90,636)       (279,103)       (107,245)
                                    -----------     -----------     -----------     -----------     -----------     -----------
    Net Increase (Decrease) in
      Shares Outstanding..........     (635,921)         81,705          13,151         640,606        (172,620)        664,289
                                    ===========     ===========     ===========     ===========     ===========     ===========

--------------------------------------------------------------------------------

(1) Includes undistributed net
    investment income (loss) of:       $        --     $        --     $    19,459     $        --     $        --     $        --
                                       ===========     ===========     ===========     ===========     ===========     ===========

    See Notes to Financial Statements.

--------------------------------------------------------------------------------

           BLUE CHIP FUND                MID-CAP EQUITY FUND           AGGRESSIVE GROWTH FUND            INTERNATIONAL FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
       ENDED           ENDED           ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
        1999            1998            1999            1998            1999            1998            1999            1998
    -----------------------------------------------------------------------------------------------------------------------------
    $87,340.....    $   194,850     $    27,462     $    50,765     $   (26,401)    $   (34,982)    $    86,330     $    98,514
    3,322,668..         463,907       2,162,649       1,067,593        (626,640)       (354,218)      1,639,374        (476,769)
    3,861,522..       6,076,911          13,448       1,223,129       1,084,698         143,259       2,639,880       1,392,491
    -----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
    7,271,530..       6,735,668       2,203,559       2,341,487         431,657        (245,941)      4,365,584       1,014,236
    -----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
        (89,288)       (194,641)        (29,104)        (50,746)             --              --         (50,986)        (98,849)
     (3,038,422)       (308,104)     (2,351,379)        (85,942)             --              --      (1,054,595)             --
    --.........              --              --              --              --              --              --              --
    -----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
     (3,127,710)       (502,745)     (2,380,483)       (136,688)             --              --      (1,105,581)        (98,849)
    -----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
    1,881,212..      10,719,035         323,725       3,642,086         348,471       2,377,397         205,409       1,650,092
    3,127,710..         502,744       2,380,483         136,687              --              --       1,105,581          98,849
     (2,901,817)     (1,787,588)       (982,978)       (642,239)     (1,099,837)       (492,913)       (903,548)       (627,340)
    -----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
    2,107,105..       9,434,191       1,721,230       3,136,534        (751,366)      1,884,484         407,442       1,121,601
    -----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
    6,250,925..      15,667,114       1,544,306       5,341,333        (319,709)      1,638,543       3,667,445       2,036,988
    35,577,575..     19,910,461      16,489,714      11,148,381      11,043,876       9,405,333      11,073,019       9,036,031
    -----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
    $41,828,500..   $35,577,575     $18,034,020     $16,489,714     $10,724,167     $11,043,876     $14,740,464     $11,073,019
    ===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========
    115,841....         789,296          22,532         282,273          34,163         223,052          16,724         153,771
    189,597....          34,295         169,237          10,106              --              --          83,629           9,135
       (177,284)       (130,461)        (67,535)        (51,448)       (107,277)        (51,520)        (74,515)        (61,956)
    -----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
    128,154....         693,130         124,234         240,931         (73,114)        171,532          25,838         100,950
    ===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

--------------------------------------------------------------------------------

    --.........     $    22,741     $        --     $        25     $        --     $        --     $        --     $    (5,488)
    $
    ===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

PACIFIC INNOVATIONS TRUST
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            FOR THE YEAR        FOR THE YEAR       FOR THE PERIOD
                                                               ENDED               ENDED               ENDED
                                                            DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                                1999                1998              1997(1)
                                                             ----------------------------------------------------
Net Asset Value, beginning of period...................        $ 1.00              $ 1.00              $ 1.00
                                                               ------              ------              ------
Net investment income..................................          0.05                0.05                0.04
Net realized and unrealized gain on investments........            --                  --                  --
                                                               ------              ------              ------
Total from investment operations.......................          0.05                0.05                0.04
                                                               ------              ------              ------
Dividends from net investment income...................         (0.05)              (0.05)              (0.04)
                                                               ------              ------              ------
Net Asset Value, end of period.........................        $ 1.00              $ 1.00              $ 1.00
                                                               ======              ======              ======
Total return...........................................         4.65%               5.07%               4.22%**
                                                               ======              ======              ======
Net assets, end of period (in thousands)...............        $6,144              $6,780              $6,699
                                                               ======              ======              ======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements.................         0.60%               0.60%               0.60%*
                                                               ======              ======              ======
  Before fee waivers and reimbursements................         1.37%               1.37%               1.47%*
                                                               ======              ======              ======
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements.................         4.55%               4.95%               5.00%*
                                                               ======              ======              ======
  Before fee waivers and reimbursements................         3.78%               4.18%               4.13%*
                                                               ======              ======              ======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.
** Not annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
MANAGED BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            FOR THE YEAR        FOR THE YEAR       FOR THE PERIOD
                                                               ENDED               ENDED               ENDED
                                                            DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                                1999                1998              1997(1)
                                                             ----------------------------------------------------
Net Asset Value, beginning of period...................       $ 10.26             $ 10.15             $  10.00
                                                              -------             -------             --------
Net investment income..................................          0.53                0.55                 0.49
Net realized and unrealized gain (loss) on
  investments..........................................         (0.56)               0.12                 0.15
                                                              -------             -------             --------
Total from investment operations.......................         (0.03)               0.67                 0.64
                                                              -------             -------             --------
Dividends from net investment income...................         (0.51)              (0.55)               (0.49)
Distributions from net capital gains...................            --               (0.01)                  --
                                                              -------             -------             --------
Total distributions....................................         (0.51)              (0.56)               (0.49)
                                                              -------             -------             --------
Net Asset Value, end of period.........................       $  9.72             $ 10.26             $  10.15
                                                              =======             =======             ========
Total return...........................................        (0.30%)              6.89%                6.59%**
                                                              =======             =======             ========
Net assets, end of period (in thousands)...............       $17,613             $18,464             $ 11,758
                                                              =======             =======             ========
Ratio of expenses to average net assets:
  After fee waivers and reimbursements.................         0.75%               0.75%                0.75%*
                                                              =======             =======             ========
  Before fee waivers and reimbursements................         1.07%               1.20%                1.39%*
                                                              =======             =======             ========
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements.................         5.34%               5.52%                6.12%*
                                                              =======             =======             ========
  Before fee waivers and reimbursements................         5.02%               5.07%                5.48%*
                                                              =======             =======             ========
Portfolio turnover rate................................        59.63%              43.71%              104.36%
                                                              =======             =======             ========

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.
** Not annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
CAPITAL INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                                                ENDED             ENDED              ENDED
                                                             DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                                 1999              1998             1997(1)
                                                             --------------------------------------------------
Net Asset Value, beginning of period.....................      $ 11.51           $ 11.06            $ 10.00
                                                               -------           -------            -------
Net investment income....................................         0.43              0.33               0.17
Net realized and unrealized gain on investments..........         2.49              0.45               1.30
                                                               -------           -------            -------
Total from investment operations.........................         2.92              0.78               1.47
                                                               -------           -------            -------
Dividends from net investment income.....................        (0.43)            (0.33)             (0.17)
Distributions from net capital gains.....................        (0.14)               --              (0.14)
Distributions in excess of net capital gains.............           --                --              (0.10)
                                                               -------           -------            -------
Total distributions......................................        (0.57)            (0.33)             (0.41)
                                                               -------           -------            -------
Net Asset Value, end of period...........................      $ 13.86           $ 11.51            $ 11.06
                                                               =======           =======            =======
Total return.............................................       25.47%             7.06%             14.75%**
                                                               =======           =======            =======
Net assets, end of period (in thousands).................      $28,958           $26,037            $17,671
                                                               =======           =======            =======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements...................        0.87%             0.87%              0.87%*
                                                               =======           =======            =======
  Before fee waivers and reimbursements..................        1.13%             1.30%              1.52%*
                                                               =======           =======            =======
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements...................        3.21%             3.33%              3.24%*
                                                               =======           =======            =======
  Before fee waivers and reimbursements..................        2.95%             2.90%              2.59%*
                                                               =======           =======            =======
Portfolio turnover rate..................................       59.48%            56.90%             44.98%
                                                               =======           =======            =======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.
** Not annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                                                ENDED             ENDED              ENDED
                                                             DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                                 1999              1998             1997(1)
                                                             --------------------------------------------------
Net Asset Value, beginning of period.....................      $ 15.34           $ 12.24            $ 10.00
                                                               -------           -------            -------
Net investment income....................................         0.04              0.08               0.06
Net realized and unrealized gain on investments..........         3.08              3.23               2.27
                                                               -------           -------            -------
Total from investment operations.........................         3.12              3.31               2.33
                                                               -------           -------            -------
Dividends from net investment income.....................        (0.04)            (0.08)             (0.06)
Distributions from net capital gains.....................        (1.33)            (0.13)                --
Distributions in excess of net capital gains.............           --                --              (0.03)
                                                               -------           -------            -------
Total distributions......................................        (1.37)            (0.21)             (0.09)
                                                               -------           -------            -------
Net Asset Value, end of period...........................      $ 17.09           $ 15.34            $ 12.24
                                                               =======           =======            =======
Total return.............................................       20.69%            27.20%             23.27%**
                                                               =======           =======            =======
Net assets, end of period (in thousands).................      $41,829           $35,578            $19,910
                                                               =======           =======            =======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements...................        0.94%             0.94%              0.94%*
                                                               =======           =======            =======
  Before fee waivers and reimbursements..................        1.17%             1.40%              1.53%*
                                                               =======           =======            =======
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements...................        0.23%             0.70%              1.00%*
                                                               =======           =======            =======
  Before fee waivers and reimbursements..................        0.00%             0.24%              0.41%*
                                                               =======           =======            =======
Portfolio turnover rate..................................       54.23%            57.70%             44.93%
                                                               =======           =======            =======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.
** Not annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
MID-CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            FOR THE YEAR        FOR THE YEAR       FOR THE PERIOD
                                                               ENDED               ENDED               ENDED
                                                            DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                                1999                1998              1997(1)
                                                             ----------------------------------------------------
Net Asset Value, beginning of period...................       $ 14.69             $ 12.65             $ 10.00
                                                              -------             -------             -------
Net investment income..................................          0.02                0.05                0.05
Net realized and unrealized gain on investments........          1.88                2.12                2.73
                                                              -------             -------             -------
Total from investment operations.......................          1.90                2.17                2.78
                                                              -------             -------             -------
Dividends from net investment income...................         (0.02)              (0.05)              (0.05)
Distributions from net capital gains...................         (2.10)              (0.08)              (0.06)
Distributions in excess of net capital gains...........            --                  --               (0.02)
                                                              -------             -------             -------
Total distributions....................................         (2.12)              (0.13)              (0.13)
                                                              -------             -------             -------
Net Asset Value, end of period.........................       $ 14.47             $ 14.69             $ 12.65
                                                              =======             =======             =======
Total return...........................................        13.90%              17.18%              27.80%**
                                                              =======             =======             =======
Net assets, end of period (in thousands)...............       $18,034             $16,490             $11,148
                                                              =======             =======             =======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements.................         0.94%               0.94%               0.94%*
                                                              =======             =======             =======
  Before fee waivers and reimbursements................         1.27%               1.43%               1.62%*
                                                              =======             =======             =======
Ratio of net investment income (loss) to average net
  assets:
  After fee waivers and reimbursements.................         0.17%               0.38%               0.66%*
                                                              =======             =======             =======
  Before fee waivers and reimbursements................        (0.16%)             (0.11%)             (0.02%)*
                                                              =======             =======             =======
Portfolio turnover rate................................       117.18%              95.07%              55.74%
                                                              =======             =======             =======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.
** Not annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              FOR THE YEAR      FOR THE YEAR      FOR THE PERIOD
                                                                 ENDED             ENDED              ENDED
                                                              DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                                  1999              1998             1997(1)
                                                               -------------------------------------------------
Net Asset Value, beginning of period......................      $ 10.52           $  10.71           $ 10.00
                                                                -------           --------           -------
Net investment loss.......................................        (0.03)             (0.03)            (0.03)
Net realized and unrealized gain (loss) on investments....         0.49              (0.16)             1.76
                                                                -------           --------           -------
Total from investment operations..........................         0.46              (0.19)             1.73
                                                                -------           --------           -------
Distributions from net capital gains......................           --                 --             (0.92)
Distributions in excess of net capital gains..............           --                 --             (0.10)
                                                                -------           --------           -------
Total distributions.......................................           --                 --             (1.02)
                                                                -------           --------           -------
Net Asset Value, end of period............................      $ 10.98           $  10.52           $ 10.71
                                                                =======           ========           =======
Total return..............................................        4.37%             (1.77%)           17.65%**
                                                                =======           ========           =======
Net assets, end of period (in thousands)..................      $10,724           $ 11,044           $ 9,405
                                                                =======           ========           =======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements....................        1.03%              1.02%             1.03%*
                                                                =======           ========           =======
  Before fee waivers and reimbursements...................        1.31%              1.72%             1.73%*
                                                                =======           ========           =======
Ratio of net investment loss to average net assets:
  After fee waivers and reimbursements....................       (0.26%)            (0.34%)           (0.53%)*
                                                                =======           ========           =======
  Before fee waivers and reimbursements...................       (0.53%)            (1.04%)           (1.20%)*
                                                                =======           ========           =======
Portfolio turnover rate...................................       88.50%            262.74%            99.05%
                                                                =======           ========           =======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.
** Not annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST
INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                FOR THE YEAR    FOR THE YEAR      FOR THE PERIOD
                                                                   ENDED           ENDED              ENDED
                                                                DECEMBER 31,    DECEMBER 31,       DECEMBER 31,
                                                                    1999            1998             1997(1)
                                                                 -----------------------------------------------
Net Asset Value, beginning of period........................      $  10.82        $   9.80           $ 10.00
                                                                  --------        --------           -------
Net investment income.......................................          0.09            0.10              0.09
Net realized and unrealized gain (loss) on investments and
  foreign currency transactions.............................          4.28            1.02             (0.01)
                                                                  --------        --------           -------
Total from investment operations............................          4.37            1.12              0.08
                                                                  --------        --------           -------
Dividends from net investment income........................         (0.05)          (0.10)            (0.09)
Distributions from net capital gains........................         (1.09)             --                --
Distributions in excess of net capital gains................            --              --             (0.19)
                                                                  --------        --------           -------
Total distributions.........................................         (1.14)          (0.10)            (0.28)
                                                                  --------        --------           -------
Net Asset Value, end of period..............................      $  14.05        $  10.82           $  9.80
                                                                  ========        ========           =======
Total return................................................        41.09%          11.63%             0.56%**
                                                                  ========        ========           =======
Net assets, end of period (in thousands)....................      $ 14,740        $ 11,073           $ 9,036
                                                                  ========        ========           =======
Ratio of expenses to average net assets:
  After fee waivers and reimbursements......................         1.24%           1.24%             1.24%*
                                                                  ========        ========           =======
  Before fee waivers and reimbursements.....................         2.22%           3.57%             3.19%*
                                                                  ========        ========           =======
Ratio of net investment income (loss) to average net assets:
  After fee waivers and reimbursements......................         0.71%           0.95%             1.39%*
                                                                  ========        ========           =======
  Before fee waivers and reimbursements.....................        (0.27%)         (1.38%)           (0.56%)*
                                                                  ========        ========           =======
Portfolio turnover rate.....................................       133.40%         151.18%            53.23%
                                                                  ========        ========           =======

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
*  Annualized.
** Not annualized.

See Notes to Financial Statements.

PACIFIC INNOVATIONS TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Pacific Innovations Trust (the "Trust"), was organized under the laws of the State of Delaware on September 25, 1996, as a "Delaware Business Trust". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations on March 1, 1997 and operates as a series company comprising seven funds: the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund and International Fund, (collectively, the "Funds"; each a "Fund").

The Trust is the funding vehicle for variable annuity contracts offered by Pacific Life Insurance Company. Bank of America National Trust and Savings Association, a subsidiary of Bank of America Corporation, serves as the Funds' investment advisor and administrator ("Manager"). Scudder Kemper Investments, Inc. and Wellington Management Company, LLP serve as sub-advisors to the Managed Bond Fund and the International Fund, respectively.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for Investment Companies.

Security Valuation

Portfolio securities listed on an exchange and over the counter securities quoted on the NASDAQ system are valued at the close of regular trading on each business day the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale price on the securities exchange or securities market in which such securities are primarily traded. Securities not listed on an exchange or securities market, or securities for which there were no transactions, are valued at the mean between the current bid and asked prices. Fixed income securities are valued by using market quotations, or independent pricing services, approved by the Board of Trustees. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Any securities or other assets for which recent market quotations are not readily available are valued as determined in good faith by or at the direction of the Board of Trustees.

Short term obligations which mature in sixty days or less are valued at amortized cost. Short Term obligations with more than sixty days to maturity are valued at current market value until the sixtieth day prior to maturity, and thereafter are valued on an amortized cost basis.

The Money Market Fund values investments utilizing the amortized cost valuation technique permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, which requires the Fund to comply with certain conditions. This technique involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are recognized on the specific identification basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend dates. All premium and discount amortization/accretions are determined by the effective yield method.

Expenses:

The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective Funds based on average daily net assets of the Funds.

Foreign Currency Translation and Foreign Currency Exchange Contracts

The books and records of the Funds are maintained in U.S. dollars. All assets and liabilities of a Fund that are initially expressed in foreign currencies are translated into U.S. dollars each business day using the current exchange rates determined prior to the close of the NYSE. Purchases and sales of foreign securities and

--------------------------------------------------------------------------------

income and expenses relating to the foreign securities are converted into U.S. dollars based upon currency exchange rates prevailing on the respective date of such transactions. Gains and losses attributable to changes in foreign currency exchange rates are included for financial statement purposes in the net realized gains and losses on investments and foreign currency transactions.

A forward foreign currency exchange contract ("forward contract") is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The International Fund generally enters into forward contracts as a hedge, in connection with the purchase or sale of a security denominated in a foreign currency. Forward contracts are valued daily based on the effective exchange rate and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction. Risks of entering into forward contracts include the potential inability of the counter party to meet the terms of the contract, and the Fund giving up opportunity for profit.

There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks involve foreign currency exchange rate fluctuations, adverse political and economic developments, and the imposition of unfavorable foreign governmental laws and regulations.

Futures

A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. Such unrealized gains and losses are included in the caption "Accumulated net unrealized appreciation (depreciation) on investments, futures, foreign currency transactions, and forward currency contracts" in the Statement of Assets and Liabilities. When the futures contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract. During the year the International Fund had entered into futures contracts to hedge against unfavorable changes in the value of securities.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, a Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks. A futures contract has off balance sheet risk where the potential loss on a particular investment is greater than the value of such investment, as reflected on the statement of assets and liabilities.

Dividends and Distributions to Shareholders

The Funds record dividends and distributions to shareholders on the ex-date. Each Fund, with the exception of the Money Market Fund and the Managed Bond Fund declare and pay dividends arising from net investment income gains on an annual basis. Dividends from net investment income are declared and paid daily by the Money Market Fund, and declared and paid monthly by the Managed Bond Fund. Distributions from net realized capital gains, if any, are declared and paid on an annual basis, for each of the Funds.

The amount of distributions from net investment income and net realized capital gains, if any, are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Key differences include the treatment of short-term capital gains, the deferral of post-October losses, wash sales, and the treatment of foreign currencies. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital. Permanent differences in the Aggressive Growth Fund which amount to $26,401 were reclassified from undistributed

--------------------------------------------------------------------------------

net income to additional Paid-in capital in accordance with these policies. The following reclassifications were made:

                          ACCUMULATED UNDISTRIBUTED    ACCUMULATED NET REALIZED
                            NET INVESTMENT INCOME     GAIN/(LOSS) ON INVESTMENT
                          -------------------------   --------------------------
Managed Bond Fund.......          $(28,013)                   $  28,013
Capital Income Fund.....             3,950                       (3,951)
Blue Chip Fund..........           (20,793)                      20,793
Mid-Cap Equity Fund.....             1,617                       (1,617)
Aggressive Growth
 Fund...................            26,401                           --
International Fund......           (50,542)                      50,542

Federal Income Taxes

It is the Trust's policy to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to distribute all of its taxable gains, to its shareholders. Therefore, no federal income or excise tax provision has been made. Foreign taxes have been provided for on dividend and interest income earned on foreign investments in accordance with the applicable country's tax rates and, to the extent unrecoverable, are recorded as a reduction of investment income.

At December 31, 1999, the Managed Bond Fund and Aggressive Growth Fund had the following net capital loss carryovers:

                                                         EXPIRATION
                                                        DECEMBER 31,
                                            AMOUNT     2006      2007
                                            -------   -------   -------
Managed Bond Fund.........................   29,537        --    29,537
Aggressive Growth Fund....................  942,710    19,084   923,626

The International Fund utilized capital loss carryovers of $561,784 during the current year.

To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

For the year ended December 31, 1999, Capital Income Fund, Aggressive Growth Fund, Managed Bond Fund and International Fund intend to elect to defer to January 1, 2000, post-October capital losses of $152,435, $124,284, $71,096 and $20,473, respectively.

For the year ended December 31, 1999, the International Fund intends to elect to defer to January 1, 2000, post-October foreign currency losses of $2,897.

Repurchase Agreements

Under a repurchase agreement a Fund may acquire securities from financial institutions, subject to the sellers agreement to repurchase such securities at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. It is the policy of the Funds to value the underlying collateral daily on a mark to market basis to determine that the value, including accrued interest, is at least equal to the repurchase price. If the counter party to the agreement defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines or incur disposition costs in liquidating the collateral.

Use of Estimates

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets and liabilities to prepare these financial statements in conformity with generally accepted accounting principles. Actual results could differ from these estimates.

2. INVESTMENT MANAGEMENT AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into a Management Agreement with Bank of America National Trust and Savings Association ("Manager") which provide that the Manager will furnish each Fund with investment advisory and administrative services. The Manager receives a fee computed daily and paid monthly based on annual rates of 0.22%, 0.37%, 0.48%, 0.53%, 0.53%, 0.61%, and 0.66% of the average daily net assets of the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund, and International Fund, respectively. For the year ended December 31, 1999, the Manager waived investment advisory fees of $11,742, $17,981, $47,794, $60,868, $38,372,
$20,856, and $67,814 for the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund, and International Fund, respectively.

--------------------------------------------------------------------------------

The Manager has engaged Scudder Kemper Investments, Inc. and Wellington Management Company, LLP to serve as sub-advisors for the Managed Bond Fund and International Fund, respectively. The sub-advisors receive a fee from the Manager computed daily and paid monthly based on an annual rate of 0.20% and 0.40% of the average daily net assets of the Managed Bond Fund and International Fund, respectively. For the year ended December 31, 1999, Scudder Kemper Investments, Inc. waived investment sub-advisory fees of $14,176 for the Managed Bond Fund.

The Management Agreement provides that the Manager will reimburse each Fund to prevent its expenses from exceeding a specific percentage limit.

The Manager and Pacific Life have jointly agreed to waive fees and reimburse Fund expenses, excluding interest, taxes, brokerage, and other portfolio transactions costs, so that the expenses will not exceed 0.60%, 0.75%, 0.87%, 0.94%, 0.94%, 1.03%, and 1.24% of the average net assets based on annual basis of the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund, and International Fund, respectively. For the year ended December 31, 1999, Pacific Life reimbursed operating expenses of $24,454 and $28,497 for the Money Market Fund and International Fund, respectively. For the year ended December 31, 1999, Pacific Life waived transfer agent and shareholder servicing fees of $12,330, $25,172, $21,819, $25,064, $15,800, $7,423, and $22,251 for the Money Market Fund,
Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund, and International Fund, respectively.

PNC Bank, N.A. ("PNC Bank") serves as custodian for the Funds. As custodian of the Trust's assets, PNC Bank performs a variety of custodial services including maintaining a separate account for each Fund, holding and disbursing portfolio securities, receiving and disbursing money, and collecting income and other payments and distributions on account of the portfolio securities.

PFPC, Inc. serves as accounting agent for the Funds. Under the Sub-Administration and Accounting Services Agreement, PFPC has agreed to provide certain accounting, bookkeeping, pricing, dividend distribution calculation, and disbursing services with respect to the Trust. PNC Bank and PFPC are affiliates of PNC Bank Corp.

Pacific Life is the transfer agent for the Trust and also provides shareholder support services. Pursuant to the terms of the Transfer Agency & Shareholder Services Plan, Pacific Life is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.05% and 0.16%, respectively, of the Funds average daily net assets.

Certain officers and/or Trustees of the Trust are also officers and/or directors of the sub-administrator and accounting agent. During the year ended December 31, 1999, the Trust made no direct payments to its officers or Trustees, who were affiliates of the Manager.

3.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold, excluding short-term obligations, during the year ended December 31, 1999 were:
$11,449,111 and $10,015,989 for Managed Bond Fund; $15,529,321 and $18,467,639
for Capital Income Fund; $20,241,591 and $20,771,232 for Blue Chip Fund; $19,054,233 and $18,296,213 for Mid-Cap Equity Fund; $9,021,299 and $10,278,975
for Aggressive Growth Fund; and $15,318,525 and $15,881,114 for International Fund, respectively.

4.  TAX MATTERS

Tax Cost of Investments

At December 31, 1999, the net unrealized appreciation or depreciation based on the cost of investments for federal income tax purposes was as follows:

                            TAX          GROSS          GROSS       NET UNREALIZED
                          COST OF      UNREALIZED     UNREALIZED     APPRECIATION
                        INVESTMENTS   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                        -----------   ------------   ------------   --------------
Money Market Fund.....  $ 6,124,264   $         0    $         0     $         0
Managed Bond Fund.....   17,978,585         1,200       (621,426)       (620,226)
Capital Income Fund...   23,322,653     7,217,258     (1,630,614)      5,586,644
Blue Chip Fund........   30,122,211    13,072,366     (1,280,952)     11,791,414
Mid-Cap Equity Fund...   15,253,513     3,932,459     (1,117,281)      2,815,178
Aggressive Growth
 Fund.................    9,239,816     2,154,123       (673,125)      1,480,998
International Fund....   11,071,519     3,983,294       (237,516)      3,745,778

--------------------------------------------------------------------------------

5.  SUBSEQUENT EVENT

On February 9, 2000, the Board of Trustees approved a plan of liquidation, authorizing the orderly liquidation of the Trust. On February 9, 2000 the Board also approved a payment of dividends (and distributions if any) with a record date of February 9, 2000 and payable on February 10, 2000 as follows: $0.041, $4.537, $5.597, $5.617, $0.636, and $6.675 per share for the Managed Bond Fund,
Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund and International Fund, respectively. On February 11, 2000 the liquidation of the Trust was completed through redemptions of shares in cash and transfer of in-kind securities. As of February 11, 2000 the only asset remaining in the Trust was cash that was set aside to pay for the remaining expenses of the Trust.

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS
OF PACIFIC INNOVATIONS TRUST

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund and the International Fund (constituting Pacific Innovations Trust, hereafter referred to as the "Trust") at December 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights of Pacific Innovations Trust for the period March 1, 1997 (commencement of operations) through December 31, 1997 were audited by other independent accountants whose report dated February 6, 1998 expressed an unqualified opinion on those statements. As described in Note 5 to the Financial Statements, the Trust was liquidated on February 11, 2000.

PricewaterhouseCoopers LLP
New York, New York
February 17, 2000

--------------------------------------------------------------------------------

FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)

For the year ended December 31, 1999, Long Term Capital Gain Dividend distributions per share of $0.138, $1.108, $1.214 and $0.642 were made for the Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund and International Fund, respectively.

FOR CORPORATE SHAREHOLDERS ONLY (UNAUDITED)

The percentage of total dividends qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 1999 were 41.94% for Capital Income Fund, 69.28% for Blue Chip Fund and 14.15% for Mid-Cap Equity Fund.

Pacific Life Insurance Company                                 ----------------
Variable Annuity Department                                        BULK RATE
P.O. Box 7187                                                    U.S. POSTAGE
Pasadena, California 91109-7187                                      PAID
                                                                 PACIFIC LIFE
                                                                    92799
                                                               ----------------






1999 ANNUAL REPORTS

PACIFIC INNOVATIONS TRUST

SEPARATE ACCOUNT B OF
PACIFIC LIFE INSURANCE
COMPANY